ALABAMA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 1.7%
  ---------------------------------------------------------------------------------------
  A3       NR         $  1,500    Birmingham-Southern College, 5.35%,
                                  12/1/19                                   $   1,537,365
  ---------------------------------------------------------------------------------------
                                                                            $   1,537,365
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 0.5%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+       $    500    Puerto Rico Electric Power Authority,
                                  5.00%, 7/1/28                             $     490,535
  ---------------------------------------------------------------------------------------
                                                                            $     490,535
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 12.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    250    Fairfield City, (AMBAC), Prerefunded to
                                  6/1/02, 6.30%, 6/1/22                     $     275,248
  NR       BBB           2,000    Gadsen East Medical Clinic Board,
                                  (Baptist Hospital), Prerefunded to
                                  11/1/01, 7.80%, 11/1/21                       2,252,040
  Aaa      AAA           2,000    Huntsville, Health Care Facilities,
                                  (MBIA), Prerefunded to 6/1/04, 6.50%,
                                  6/1/13                                        2,282,420
  Aaa      AAA           5,000    Scottsboro, Water, Sewer and Gas,
                                  (AMBAC), Prerefunded to 6/1/04, 6.50%,
                                  12/1/14(1)                                    5,716,349
  Aaa      AAA           1,000    West Morgan-East Lawrence, Water
                                  Authority, (FSA), Prerefunded to
                                  8/15/04, 6.85%, 8/15/25                       1,164,800
  ---------------------------------------------------------------------------------------
                                                                            $  11,690,857
  ---------------------------------------------------------------------------------------
  General Obligations -- 0.3%
  ---------------------------------------------------------------------------------------
  Baa1     A          $    650    Puerto Rico, Public Improvement, 0.00%,
                                  7/1/15                                    $     292,728
  ---------------------------------------------------------------------------------------
                                                                            $     292,728
  ---------------------------------------------------------------------------------------
  Hospital -- 12.9%
  ---------------------------------------------------------------------------------------
  NR       BBB        $  3,000    Alexander City, Special Care, (Russell
                                  Hospital), 6.00%, 12/1/22                 $   3,079,830
  Baa3     BBB-          1,000    Baldwin County, (Thomas Hospital),
                                  6.75%, 4/1/21                                 1,083,710
  Baa2     NR            1,000    Cullman Medical Clinic Board, (Cullman
                                  Regional Medical Center), 6.50%, 2/15/23      1,059,790

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  A3       NR         $  3,550    Jasper Medical Clinic Board, (Walker
                                  Regional Medical Center), 6.375%, 7/1/18  $   3,735,558
  Baa3     BBB           2,000    Marshall County Healthcare Authority,
                                  (Boaz-Albertville Medical Center),
                                  7.00%, 1/1/20                                 2,195,140
  A        A-              745    Montgomery, Medical Clinic Board,
                                  (Jackson Hospital), 7.00%, 3/1/15               782,891
  ---------------------------------------------------------------------------------------
                                                                            $  11,936,919
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 11.4%
  ---------------------------------------------------------------------------------------
  Baa1     BBB        $  1,200    Courtland, (Champion International
                                  Corp.), 7.20%, 12/1/13                    $   1,312,092
  Baa1     BBB           2,000    Courtland, (Champion International
                                  Corp.), (AMT), 6.50%, 9/1/25                  2,138,700
  Baa1     BBB             550    Courtland, (Champion International
                                  Corp.), (AMT), 7.00%, 6/1/22                    591,707
  Baa3     BBB-          3,020    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               3,264,469
  A3       BBB+          1,000    Selma, Solid Waste Disposal,
                                  (International Paper), (AMT), 6.00%,
                                  12/1/17                                       1,036,850
  A2       A+            2,000    Tallahassee, (United Tech), 6.10%,
                                  8/1/14                                        2,220,140
  ---------------------------------------------------------------------------------------
                                                                            $  10,563,958
  ---------------------------------------------------------------------------------------
  Insured-Education -- 11.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Alabama Agricultural and Mechanical
                                  University, (MBIA), 5.00%, 11/1/25        $   1,975,180
  Aaa      AAA             750    Alabama State Board of Education
                                  Revenue, (Southern Union State Community
                                  College), (MBIA), 5.00%, 7/1/18                 745,815
  Aaa      AAA           1,330    Alabama State Board of Education,
                                  (AMBAC), 5.25%, 9/1/17                        1,352,025
  Aaa      AAA           1,500    University of Alabama, Student Housing,
                                  (MBIA), 5.00%, 6/1/16                         1,505,775
  Aaa      AAA           7,500    University of South Alabama, (AMBAC),
                                  0.00%, 11/15/16(2)                            3,062,025

                       SEE NOTES TO FINANCIAL STATEMENTS

ALABAMA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Education (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    University of South Alabama, (AMBAC),
                                  5.00%, 11/15/15                           $   1,517,010
  ---------------------------------------------------------------------------------------
                                                                            $  10,157,830
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 2.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Columbia, (Alabama Power), (AMBAC),
                                  6.50%, 9/1/23                             $   2,071,740
  Aaa      AAA             250    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(3)        289,375
  ---------------------------------------------------------------------------------------
                                                                            $   2,361,115
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 10.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Daphne, (AMBAC), 5.125%, 4/1/17           $     507,140
  Aaa      AAA           1,000    Greenville, (AMBAC), 5.25%, 12/1/21           1,011,730
  Aaa      AAA           2,000    Madison, Warrants (MBIA), 5.00%, 9/1/27       1,974,540
  Aaa      AAA           3,250    Madison, Warrants, (MBIA), 6.00%, 2/1/24      3,620,273
  Aaa      AAA           4,000    Mobile, (MBIA), 0.00%, 8/15/20                1,282,880
  Aaa      AAA             500    North Port, (AMBAC), 5.70%, 3/1/21              532,875
  Aaa      AAA             500    Troy City, (CAPG), 6.60%, 6/1/12                554,595
  ---------------------------------------------------------------------------------------
                                                                            $   9,484,033
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 4.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Anniston Regional Medical Center Board,
                                  (AMBAC), 5.125%, 6/1/28                   $   1,976,520
  Aaa      AAA           1,810    Bessemer, Medical Clinic Board, (MBIA),
                                  6.00%, 5/15/19                                1,968,484
  ---------------------------------------------------------------------------------------
                                                                            $   3,945,004
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Miscellaneous -- 6.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  4,500    Alabama State Docks Department, (MBIA),
                                  (AMT), 6.30%, 10/1/21                     $   4,992,569
  Aaa      AAA           1,825    Birmingham Jefferson, Civic Center
                                  Authority, (MBIA), 0.00%, 9/1/18                675,323
  ---------------------------------------------------------------------------------------
                                                                            $   5,667,892
  ---------------------------------------------------------------------------------------
  Insured-Pooled Loans -- 1.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Alabama Water Pollution Control
                                  Authority, (AMBAC), 4.75%, 8/15/18        $     963,670
  ---------------------------------------------------------------------------------------
                                                                            $     963,670
  ---------------------------------------------------------------------------------------
  Insured-Solid Waste -- 4.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    250    Huntsville, Solid Waste Disposal,
                                  (FGIC), (AMT), 7.00%, 10/1/08             $     267,365
  Aaa      AAA           4,000    Huntsville, Solid Waste Disposal,
                                  (FGIC), (AMT), 7.00%, 10/1/14                 4,274,399
  ---------------------------------------------------------------------------------------
                                                                            $   4,541,764
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 2.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Huntsville-Madison County Airport,
                                  (AMT), (MBIA), 5.40%, 7/1/19              $   1,018,970
  Aaa      AAA           2,000    Puerto Rico Highway and Transportation
                                  Authority, (AMBAC), 0.00%, 7/1/16               868,020
  ---------------------------------------------------------------------------------------
                                                                            $   1,886,990
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 7.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,050    Bessemer, Water, (AMBAC), 5.75%, 7/1/26   $   2,196,268
  Aaa      AAA           1,000    Limestone County Water and Sewer
                                  Authority, (AMBAC), 5.00%, 12/1/24              987,790
  Aaa      AAA           3,075    Prichard Water and Sewer, (AMBAC),
                                  6.125%, 11/15/14                              3,433,945
  ---------------------------------------------------------------------------------------
                                                                            $   6,618,003
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ALABAMA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 0.6%
  ---------------------------------------------------------------------------------------
  NR       BBB        $    500    Puerto Rico, (Guaynabo Municipal
                                  Government Center Lease), 5.625%, 7/1/22  $     515,350
  ---------------------------------------------------------------------------------------
                                                                            $     515,350
  ---------------------------------------------------------------------------------------
  Miscellaneous -- 0.1%
  ---------------------------------------------------------------------------------------
  A        A          $    100    Tennessee Valley, Exhibit Commission,
                                  6.70%, 6/1/10                             $     109,653
  ---------------------------------------------------------------------------------------
                                                                            $     109,653
  ---------------------------------------------------------------------------------------
  Nursing Home -- 1.1%
  ---------------------------------------------------------------------------------------
  NR       NR         $    325    Fairhope Midtown Medical Clinic Board,
                                  (Beverly Enterprises), 6.375%, 6/1/09     $     326,034
  NR       NR              670    Mobile, Midtown Medical Clinic Board,
                                  (Beverly Enterprises), 7.00%, 4/1/07            677,705
  ---------------------------------------------------------------------------------------
                                                                            $   1,003,739
  ---------------------------------------------------------------------------------------
  Transportation -- 4.0%
  ---------------------------------------------------------------------------------------
  Baa1     A          $  1,000    Puerto Rico Highway and Transportation
                                  Authority, 4.75%, 7/1/38                  $     949,700
  Baa1     A-              800    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/22                        786,424
  Baa1     A             2,000    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/38                      1,951,140
  ---------------------------------------------------------------------------------------
                                                                            $   3,687,264
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 5.7%
  ---------------------------------------------------------------------------------------
  Aa3      AA-        $  4,000    Birmingham, Water and Sewer Revenue,
                                  4.75%, 1/1/29                             $   3,748,479
  NR       NR            1,500    Moulton City, Water, 6.30%, 1/1/18            1,555,770
  ---------------------------------------------------------------------------------------
                                                                            $   5,304,249
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $85,855,302)                                          $  92,758,918
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 59.4% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 28.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  When-issued security.
(3)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 6.5%
  ---------------------------------------------------------------------------------------
  NR       A+         $  2,750    Conway, Public Facilities Board,
                                  (Hendrix College), 6.00%, 10/1/26         $   2,929,959
  A1       NR              500    University of Arkansas, 5.00%, 9/1/17           504,310
  A1       NR              250    University of Arkansas, 5.00%, 12/1/18          247,965
  ---------------------------------------------------------------------------------------
                                                                            $   3,682,234
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 2.7%
  ---------------------------------------------------------------------------------------
  Baa2     BBB+       $    550    Jefferson, Pollution Control, (Arkansas
                                  Power and Light), 6.30%, 6/1/18           $     586,938
  Baa2     BBB+            500    Pope County, Pollution Control,
                                  (Arkansas Power and Light), 6.30%,
                                  12/1/16                                         534,660
  Baa1     BBB+          1,000    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                                   401,940
  ---------------------------------------------------------------------------------------
                                                                            $   1,523,538
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 1.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Harrison, Residential Housing Facility
                                  Board, Single Family Mortgage, (FGIC),
                                  Escrowed to Maturity, 7.40%, 9/1/11       $     635,650
  ---------------------------------------------------------------------------------------
                                                                            $     635,650
  ---------------------------------------------------------------------------------------
  General Obligations -- 3.1%
  ---------------------------------------------------------------------------------------
  Aa3      AA         $  2,750    Arkansas State College Savings, 0.00%,
                                  6/1/14                                    $   1,319,368
  Baa1     A               500    Puerto Rico, 0.00%, 7/1/16                      213,725
  Baa1     A               500    Puerto Rico, 0.00%, 7/1/18                      190,150
  ---------------------------------------------------------------------------------------
                                                                            $   1,723,243
  ---------------------------------------------------------------------------------------
  Hospital -- 13.1%
  ---------------------------------------------------------------------------------------
  Baa1     NR         $    700    Baxter, Hospital Improvement, 7.25%,
                                  9/1/07                                    $     760,053
  Baa1     NR              750    Baxter, Hospital Improvement, 7.50%,
                                  9/1/21                                          818,153

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  NR       A+         $    550    Little Rock, Health Facilities Board,
                                  (Baptist Medical Center), 5.50%, 9/1/15   $     572,171
  NR       A+            1,125    Little Rock, Health Facilities Board,
                                  (Baptist Medical Center), 6.80%, 11/1/05      1,302,199
  NR       BBB           1,500    Paragould, Hospital, 6.375%, 10/1/17          1,597,335
  NR       A-            2,250    Pulaski County, (Children's Hospital),
                                  6.20%, 3/1/22                                 2,366,798
  ---------------------------------------------------------------------------------------
                                                                            $   7,416,709
  ---------------------------------------------------------------------------------------
  Housing -- 13.3%
  ---------------------------------------------------------------------------------------
  A        NR         $  3,000    Arkansas Development Finance Authority,
                                  0.00%, 12/1/11                            $   1,209,600
  NR       NR              500    Arkansas Development Finance Authority,
                                  MFMR, (Park Apartments), (AMT), 5.95%,
                                  12/1/28                                         497,185
  NR       AAA           1,135    Arkansas Development Finance Authority,
                                  Single Family Mortgage, (GNMA), (AMT),
                                  5.80%, 6/1/25                                 1,166,156
  NR       AAA             990    Arkansas Development Finance Authority,
                                  Single Family Mortgage, (GNMA), (AMT),
                                  7.45%, 1/1/27                                 1,097,633
  NR       AAA           3,270    Arkansas Development Finance Authority,
                                  Single Family Mortgage, (GNMA/FNMA),
                                  (AMT), 6.70%, 7/1/27                          3,529,375
  ---------------------------------------------------------------------------------------
                                                                            $   7,499,949
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 15.8%
  ---------------------------------------------------------------------------------------
  NR       A-         $    750    Arkansas Development Finance Authority,
                                  Economic Development, (AMT), 6.00%,
                                  10/1/11                                   $     790,560
  Baa2     A             2,350    Baxter, (Aeroquip Corp.), 5.80%,
                                  10/1/13(1)                                    2,558,304
  A1       AA-           2,500    Blytheville, Solid Waste Recycling and
                                  Sewer Treatment, (Nucor Corp.), (AMT),
                                  6.90%, 12/1/21(1)                             2,683,925
  A1       A+            1,000    Jonesboro, (Anheuser-Busch), 6.50%,
                                  11/15/12                                      1,094,590
  Baa2     NR            1,000    Little River County, (Georgia-Pacific
                                  Corp.), (AMT), 5.60%, 10/1/26                   995,070

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  A3       BBB+       $    775    Pine Bluff, Solid Waste Disposal,
                                  (International Paper), (AMT), 5.55%,
                                  10/1/17                                   $     784,548
  ---------------------------------------------------------------------------------------
                                                                            $   8,906,997
  ---------------------------------------------------------------------------------------
  Insured-Education -- 3.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,625    Arkansas State University Revenue
                                  Housing System, (AMBAC), 5.05%,
                                  3/1/24(2)                                 $   1,621,555
  Aaa      AAA             500    University of Central Arkansas, (AMBAC),
                                  6.125%, 4/1/26                                  553,745
  ---------------------------------------------------------------------------------------
                                                                            $   2,175,300
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 6.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    250    North Little Rock, Electric System,
                                  (MBIA), 6.50%, 7/1/10                     $     297,100
  Aaa      AAA           2,390    North Little Rock, Electric System,
                                  (MBIA), 6.50%, 7/1/15                         2,860,064
  Aaa      AAA             450    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(3)        520,875
  ---------------------------------------------------------------------------------------
                                                                            $   3,678,039
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 0.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Arkansas State College Savings, (FGIC),
                                  0.00%, 6/1/17                             $     200,370
  ---------------------------------------------------------------------------------------
                                                                            $     200,370
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 6.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,610    Jonesboro, Residential Housing and
                                  Health Care Facilities Board Hospital,
                                  (Saint Bernard Regional Medical Center),
                                  (AMBAC), 5.90%, 7/1/16                    $   2,819,765
  Aaa      AAA             400    Saline County, Retirement Housing and
                                  Healthcare Facilities Board, (Evan
                                  Lutheran Good Samaritan), (AMBAC),
                                  5.80%, 5/1/11                                   434,200
  Aaa      AAA             500    Saline County, Retirement Housing and
                                  Healthcare Facilities Board, (Evan
                                  Lutheran Good Samaritan), (AMBAC),
                                  6.00%, 6/1/18                                   543,855
  ---------------------------------------------------------------------------------------
                                                                            $   3,797,820
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 5.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,250    Arkansas Development Finance Authority,
                                  Wastewater System, (MBIA), 5.00%, 6/1/15  $   1,262,413
  Aaa      AAA           1,250    Arkansas Development Finance Authority,
                                  Wastewater System, (MBIA), 5.40%,
                                  12/1/15                                       1,291,700
  Aaa      NR              500    Texarkana, Water and Sewer, (FGIC),
                                  5.40%, 9/1/15                                   521,505
  ---------------------------------------------------------------------------------------
                                                                            $   3,075,618
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 0.5%
  ---------------------------------------------------------------------------------------
  NR       BBB        $    250    Puerto Rico, (Guaynabo Municipal
                                  Government Center Lease), 5.625%, 7/1/22  $     257,675
  ---------------------------------------------------------------------------------------
                                                                            $     257,675
  ---------------------------------------------------------------------------------------
  Nursing Home -- 1.9%
  ---------------------------------------------------------------------------------------
  NR       A          $  1,000    Little Rock, Health Facilities Board,
                                  (Baptist Medical Center-Parkway
                                  Village), 7.00%, 10/1/17                  $   1,082,990
  ---------------------------------------------------------------------------------------
                                                                            $   1,082,990
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 4.9%
  ---------------------------------------------------------------------------------------
  A2       NR         $  1,000    Arkansas State Student Loan Authority,
                                  (AMT), 5.60%, 6/1/14                      $   1,016,570
  A        NR            1,000    Arkansas State Student Loan Authority,
                                  (AMT), 6.25%, 6/1/10                          1,044,010
  A        NR              610    Arkansas State Student Loan Authority,
                                  (AMT), 7.25%, 6/1/09                            711,974
  ---------------------------------------------------------------------------------------
                                                                            $   2,772,554
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 4.9%
  ---------------------------------------------------------------------------------------
  A        NR         $  2,000    Little Rock, Hotel and Restaurant Gross
                                  Receipts Tax, 7.375%, 8/1/15              $   2,511,040
  NR       AAA             250    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(3)(4)          248,438
  ---------------------------------------------------------------------------------------
                                                                            $   2,759,478
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Transportation -- 2.0%
  ---------------------------------------------------------------------------------------
  NR       NR         $    750    Northwest Arkansas Regional Airport
                                  Authority, (AMT), 7.625%, 2/1/27          $     865,050
  Baa1     A               250    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                        247,685
  ---------------------------------------------------------------------------------------
                                                                            $   1,112,735
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 7.2%
  ---------------------------------------------------------------------------------------
  NR       AA         $  1,000    Arkansas Development Finance Authority,
                                  (Waste Water System Revenue), 5.00%,
                                  6/1/22                                    $     998,010
  A1       NR            1,500    Little Rock, Sewer, 5.50%, 8/1/14             1,535,145
  NR       NR            1,500    South Sebastian County, Water Users
                                  Association, 6.15%, 6/1/23                    1,543,860
  ---------------------------------------------------------------------------------------
                                                                            $   4,077,015
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $52,365,476)                                          $  56,377,914
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 24.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.9% to 10.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  When-issued security.
(3)  Security has been issued as an inverse floater bond.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $248,438 or 0.5% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 12.4%
  ---------------------------------------------------------------------------------------
  A1       A          $  2,000    Burke County Development Authority
                                  Pollution Control (Georgia Power),
                                  6.375%, 8/1/24                            $   2,050,820
  A3       A             1,000    Georgia Municipal Electric Power
                                  Authority, 0.00%, 1/1/12                        507,350
  A3       A             2,000    Georgia Municipal Electric Power
                                  Authority, 8.25%, 1/1/11                      2,651,080
  A1       AA-           1,000    Monroe County, Development Authority
                                  Pollution Control, (Gulf Power Scherer),
                                  6.30%, 9/1/24                                 1,026,850
  A3       A             2,000    Monroe County, Development Authority
                                  Pollution Control, (Ogelthorpe Power),
                                  6.55%, 1/1/06                                 2,258,640
  A3       A             1,000    Monroe County, Development Authority
                                  Pollution Control, (Ogelthorpe Power),
                                  6.80%, 1/1/12                                 1,200,840
  Baa1     BBB+            665    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                                   267,290
  ---------------------------------------------------------------------------------------
                                                                            $   9,962,870
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 7.6%
  ---------------------------------------------------------------------------------------
  Baa1     NR         $  2,000    Fulco County, Georgia Baptist Health,
                                  Prerefunded to 9/1/02, 6.375%, 9/1/22     $   2,210,980
  NR       AAA             500    Puerto Rico, RIBS, (AMBAC), Prerefunded
                                  to 7/1/02, Variable Rate, 7/1/15(1)(2)          585,535
  A3       NR            3,000    Savannah, (Saint Josephs Hospital),
                                  Prerefunded to 7/1/03, 6.20%, 7/1/23          3,331,020
  ---------------------------------------------------------------------------------------
                                                                            $   6,127,535
  ---------------------------------------------------------------------------------------
  General Obligations -- 3.3%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $    300    Alpharetta, 6.50%, 5/1/10                 $     355,728
  Aaa      AAA             500    Georgia State, 6.30%, 3/1/08                    580,680
  A2       A               450    Paulding County School District, 6.625%,
                                  2/1/08                                          530,366
  Baa1     A             1,000    Puerto Rico Aqueduct and Sewer
                                  Authority, 6.25%, 7/1/12                      1,163,690
  ---------------------------------------------------------------------------------------
                                                                            $   2,630,464
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Hospital -- 4.6%
  ---------------------------------------------------------------------------------------
  NR       BBB        $  1,000    Baldwin County Hospital Authority,
                                  (Oconee Regional Medical Center),
                                  5.375%, 12/1/28                           $     960,500
  NR       NR              800    Forsyth County, Hospital Authority
                                  Revenue, (Georgia Baptist Health Care
                                  System), 6.375%, 10/1/28                        780,712
  NR       BBB           1,785    Toombs County Hospital Authority, (Dr.
                                  John M. Meadows Memorial), 7.00%,
                                  12/1/17                                       1,921,196
  ---------------------------------------------------------------------------------------
                                                                            $   3,662,408
  ---------------------------------------------------------------------------------------
  Housing -- 5.6%
  ---------------------------------------------------------------------------------------
  NR       NR         $    875    Atlanta Urban Residential Finance
                                  Authority, (New Community John Hope),
                                  7.25%, 6/1/07                             $     882,420
  Aa2      AAA           2,000    Georgia Housing and Finance Authority,
                                  (AMT), 5.85%, 12/1/28                         2,089,260
  Aa       NR            1,450    Georgia Housing and Finance Authority,
                                  (AMT), 6.875%, 12/1/20                        1,536,986
  ---------------------------------------------------------------------------------------
                                                                            $   4,508,666
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 14.9%
  ---------------------------------------------------------------------------------------
  Baa2     NR         $  1,000    Brunswick and Glynn County Development
                                  Authority, (Georgia-Pacific Corp.),
                                  5.55%, 3/1/26                             $     998,600
  Baa2     BBB             500    Camden County, Joint Development
                                  Authority, PCR, (Carbide Corp.), 5.00%,
                                  1/1/12                                          499,545
  A1       A+            1,000    Cartersville Development Authority,
                                  (Anheuser-Busch), (AMT), 6.125%, 5/1/27       1,084,450
  A1       A+            1,000    Cartersville Development Authority,
                                  (Anheuser-Busch), (AMT), 7.375%, 5/1/09       1,226,680
  Baa2     BBB-          1,500    Effingham County, Solid Waste Disposal,
                                  (Fort James), (AMT), 5.625%, 7/1/18           1,506,240
  Baa3     BBB-          1,750    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               1,891,663
  NR       A+              500    Savannah Economic Development Authority,
                                  (Hershey Foods), 6.60%, 6/1/12                  539,750

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  A1       A-         $    750    Savannah Economic Development Authority,
                                  (Union Camp Corp.), 6.80%, 2/1/12         $     807,420
  NR       NR            1,190    Savannah EDA, (Intercat-Savannah, Inc.),
                                  (AMT), 9.00%, 1/1/15                          1,304,764
  NR       AA-           2,000    Vienna Water and Sewer, (Cargill),
                                  (AMT), 6.00%, 9/1/14                          2,127,960
  ---------------------------------------------------------------------------------------
                                                                            $  11,987,072
  ---------------------------------------------------------------------------------------
  Insured-Education -- 1.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Fulton County, Development Authority,
                                  (Georgia Technology Research Corp.),
                                  (MBIA), 5.00%, 9/1/27                     $     991,730
  ---------------------------------------------------------------------------------------
                                                                            $     991,730
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 7.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Georgia Municipal Electric Power
                                  Authority, (FGIC), 5.50%, 1/1/12          $   1,088,030
  Aaa      AAA             750    Georgia Municipal Electric Power
                                  Authority, (MBIA), 0.00%, 1/1/07                537,533
  Aaa      AAA           3,100    Georgia Municipal Electric Power
                                  Authority, (MBIA), 5.50%, 1/1/20              3,321,185
  Aaa      AAA             900    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(2)      1,041,750
  ---------------------------------------------------------------------------------------
                                                                            $   5,988,498
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 11.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Clarke County, Hospital Authority,
                                  (MBIA), 5.00%, 1/1/27                     $     977,150
  Aaa      AAA           1,500    Cobb County, Hospital Authority Revenue,
                                  (AMBAC), 4.75%, 4/1/26(3)                     1,426,455
  Aaa      AAA           2,225    Gainsville and Hall County, (North East
                                  Healthcare), (MBIA), 6.00%, 10/1/25           2,431,369
  Aaa      AAA           2,000    Medical Center Hospital Authority,
                                  Columbus Regional Healthcare, (MBIA),
                                  6.40%, 8/1/06                                 2,198,140

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Medical Center, Hospital Authority
                                  Floats, (MBIA), Variable Rate, 8/1/10(2)  $   1,768,125
  ---------------------------------------------------------------------------------------
                                                                            $   8,801,239
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 1.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    East Point Building Authority, (FGIC),
                                  6.00%, 2/1/10                             $   1,098,490
  ---------------------------------------------------------------------------------------
                                                                            $   1,098,490
  ---------------------------------------------------------------------------------------
  Insured-Pooled Loans -- 1.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    George L. Smith, (Georgia World Congress
                                  Center-Domed Stadium), (MBIA), (AMT),
                                  5.50%, 7/1/20(3)                          $   1,000,000
  ---------------------------------------------------------------------------------------
                                                                            $   1,000,000
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 4.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Metropolitan Atlanta Rapid Transit
                                  Authority, (AMBAC), 6.25%, 7/1/11         $   1,172,110
  Aaa      AAA           1,000    Metropolitan Atlanta Rapid Transit
                                  Authority, (AMBAC), 6.25%, 7/1/20             1,173,730
  NR       AAA           1,000    Puerto Rico Public Finance Corp.,
                                  (AMBAC-TCRS), Variable Rate,
                                  6/1/26(1)(2)                                  1,009,400
  ---------------------------------------------------------------------------------------
                                                                            $   3,355,240
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 0.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    750    Puerto Rico Highway and Transportation
                                  Authority, (AMBAC), 0.00%, 7/1/18         $     291,210
  ---------------------------------------------------------------------------------------
                                                                            $     291,210
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 13.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Cherokee County, Water and Sewer
                                  Authority, (FGIC), 4.75%, 8/1/28          $     953,510
  Aaa      AAA           1,975    Cherokee County, Water and Sewer
                                  Authority, (MBIA), 6.875%, 8/1/13             2,155,061

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Water and Sewer (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,500    Fulton County, Water and Sewer, (FGIC),
                                  4.75%, 1/1/28                             $   3,343,759
  Aaa      AAA           4,000    Henry County, Water and Sewer Authority,
                                  (AMBAC), 5.00%, 2/1/26(4)                     3,967,679
  ---------------------------------------------------------------------------------------
                                                                            $  10,420,009
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 1.8%
  ---------------------------------------------------------------------------------------
  Aa3      AA         $  2,300    Fulton County, Building Authority,
                                  Judicial Center, 0.00%, 1/1/10            $   1,414,845
  ---------------------------------------------------------------------------------------
                                                                            $   1,414,845
  ---------------------------------------------------------------------------------------
  Miscellaneous -- 1.4%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,000    Atlanta, Downtown Development Authority,
                                  Childcare Facilities, (Central Atlanta
                                  Hospitality Childcare Inc.), 8.00%,
                                  1/1/26                                    $   1,109,900
  ---------------------------------------------------------------------------------------
                                                                            $   1,109,900
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 1.4%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,485    De Kalb County, Private Hospital
                                  Authority, (Atlanta, Inc.), 8.50%,
                                  3/1/25(4)                                 $   1,113,750
  ---------------------------------------------------------------------------------------
                                                                            $   1,113,750
  ---------------------------------------------------------------------------------------
  Solid Waste -- 1.3%
  ---------------------------------------------------------------------------------------
  A1       A+         $  1,000    Savannah Resource Recovery, (Savannah
                                  Energy Systems Co.), 6.30%, 12/1/06       $   1,069,320
  ---------------------------------------------------------------------------------------
                                                                            $   1,069,320
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.2%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,000    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)    $     993,750
  ---------------------------------------------------------------------------------------
                                                                            $     993,750
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Transportation -- 4.6%
  ---------------------------------------------------------------------------------------
  Baa1     A          $  3,750    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                  $   3,715,274
  ---------------------------------------------------------------------------------------
                                                                            $   3,715,274
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $74,051,935)                                          $  80,242,270
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 40.5% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.3% to 19.2% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $2,588,685 or 3.2% of the Portfolio's net assets.
(2)  Security has been issued as an inverse floater bond.
(3)  When-issued security.
(4) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Assisted Living -- 3.2%
  ---------------------------------------------------------------------------------------
  Aa       NR         $  3,000    Kenton County, (Highland Terrace), FHA,
                                  6.95%, 12/1/26                            $   3,407,520
  ---------------------------------------------------------------------------------------
                                                                            $   3,407,520
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 2.8%
  ---------------------------------------------------------------------------------------
  Aa2      AA-        $  1,000    Muhlenburg County, (Kentucky Utilities
                                  Co.), 6.25%, 2/1/18                       $   1,071,490
  Baa1     BBB+          3,500    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                                 1,406,790
  Baa1     BBB+            500    Puerto Rico Electric Power Authority,
                                  5.50%, 7/1/25                                   514,100
  ---------------------------------------------------------------------------------------
                                                                            $   2,992,380
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 7.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,000    Kentucky Development Finance Authority
                                  (Saint Luke's Hospital), (MBIA),
                                  Prerefunded to 10/1/01, 7.00%, 10/1/21    $   3,322,350
  Aaa      AAA           2,000    Louisville and Jefferson County,
                                  Metropolitan Sewer District, (AMBAC),
                                  Prerefunded to 11/15/04, 6.75%, 5/15/25       2,332,280
  Baa1     BBB+          1,250    Puerto Rico Electric Power Authority,
                                  Prerefunded to 7/1/04, 6.375%, 7/1/24         1,425,775
  Aaa      AAA             545    Russell, Health Systems, Prerefunded to
                                  7/1/06, 8.10%, 7/1/15                           690,897
  ---------------------------------------------------------------------------------------
                                                                            $   7,771,302
  ---------------------------------------------------------------------------------------
  General Obligations -- 1.4%
  ---------------------------------------------------------------------------------------
  Aa3      AA-        $  1,100    Louisville, 4.50%, 12/1/18                $   1,030,711
  Baa1     A             1,125    Puerto Rico, 0.00%, 7/1/17                      452,183
  ---------------------------------------------------------------------------------------
                                                                            $   1,482,894
  ---------------------------------------------------------------------------------------
  Hospital -- 0.5%
  ---------------------------------------------------------------------------------------
  Baa1     AAA        $    430    Russell, Health Systems, 8.10%, 7/1/15    $     516,916
  ---------------------------------------------------------------------------------------
                                                                            $     516,916
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Housing -- 7.3%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,420    Boone County, Multifamily Housing
                                  Mortgage, (Walnut Creek Apartments),
                                  FHA, 7.00%, 1/1/27                        $   1,499,634
  NR       NR            1,200    Florence, Housing Facilities, (Blue
                                  Grass Housing), 7.625%, 5/1/27                1,480,500
  Aaa      AAA           2,000    Kentucky Housing Corp., MFMR, 6.30%,
                                  1/1/28                                        2,133,000
  Aaa      AAA           2,000    Kentucky Housing Corp., SFMR, 6.25%,
                                  7/1/28                                        2,143,820
  Aaa      AAA             475    Kentucky Housing Corp., SFMR, FHA,
                                  (AMT), 7.45%, 1/1/23                            502,802
  ---------------------------------------------------------------------------------------
                                                                            $   7,759,756
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 24.1%
  ---------------------------------------------------------------------------------------
  Baa1     NR         $  2,425    Ashland, Solid Waste Disposal, (Ashland
                                  Oil), (AMT), 7.125%, 2/1/22               $   2,736,613
  Baa1     BBB           2,355    Ashland, Solid Waste Disposal, (Ashland
                                  Oil), (AMT), 7.20%, 10/1/20                   2,526,986
  NR       NR            1,000    Elsmmere, (Courtaulds Pkg, Inc.), 6.75%,
                                  4/1/10                                        1,069,920
  NR       NR            3,075    Fulton County, Industrial Building,
                                  (Chic Jeans), (AMT), 7.50%, 2/1/10            3,115,898
  NR       NR            1,500    Hancock County, (Southwire Co.), (AMT),
                                  7.75%, 7/1/26                                 1,610,925
  NR       A-            2,370    Hancock County, Solid Waste Disposal,
                                  (Williamette Corp.), (AMT), 6.60%,
                                  5/1/26                                        2,619,608
  Baa2     BBB-          3,000    Henderson County, Solid Waste Disposal,
                                  (MacMillan Bloedel), (AMT), 7.00%,
                                  3/1/25                                        3,218,040
  Aa3      AA-           1,000    Jefferson County, Pollution Control,
                                  (E.I. du Pont de Nemours), 6.30%, 7/1/12      1,102,350
  NR       BB              985    Owensboro County, (KMart Corp.), 6.80%,
                                  12/1/07                                       1,053,201
  NR       NR            1,500    Perry County, Solid Waste Disposal, (TJI
                                  International), 6.80%, 5/1/26                 1,636,995
  NR       BB              915    Powderly, (KMart Corp.), 6.90%, 3/1/07          978,062

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $    500    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.30%, 6/1/23           $     531,150
  A1       A             2,820    Wickliffe, Solid Waste Disposal,
                                  (Westvaco Corp.), (AMT), 6.375%, 4/1/26       3,064,973
  Baa3     NR              500    Winchester County, (Kroger Corp.),
                                  6.90%, 7/1/01                                   504,405
  ---------------------------------------------------------------------------------------
                                                                            $  25,769,126
  ---------------------------------------------------------------------------------------
  Insured-Education -- 0.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    700    Northern Kentucky University Educational
                                  Buildings, (AMBAC), 6.25%, 5/1/12         $     761,642
  ---------------------------------------------------------------------------------------
                                                                            $     761,642
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 1.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,600    Puerto Rico Telephone Authority, (MBIA),
                                  Variable Rate, 1/16/15(1)                 $   1,728,000
  ---------------------------------------------------------------------------------------
                                                                            $   1,728,000
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 1.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Puerto Rico Public Building Authority,
                                  (AMBAC), 5.00%, 7/1/27                    $   1,498,770
  ---------------------------------------------------------------------------------------
                                                                            $   1,498,770
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 10.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,500    Daviess County, (ODCH, Inc.), (MBIA),
                                  6.25%, 8/1/22                             $   2,724,325
  Aaa      AAA             500    Jefferson County, Health Facilities
                                  Authority, (University Medical Center),
                                  (MBIA), 5.25%, 7/1/22                           503,340
  Aaa      AAA           2,500    Jefferson County, Health Facilities,
                                  (Jewish Hospital), (AMBAC), 6.50%,
                                  5/1/15                                        2,722,925
  Aaa      AAA             750    Jefferson County, Health Facilities,
                                  (Jewish Hospital), (AMBAC), 6.55%,
                                  5/1/22                                          817,988
  Aaa      AAA           2,500    Jefferson County, Health Facilities,
                                  (MBIA), 5.125%, 10/1/27                       2,481,325

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Kentucky EDA, (Ashland Hospital Corp.),
                                  (FSA), 5.00%, 2/1/28                      $     982,690
  Aaa      AAA           1,000    Warren County, Hospital Facilities,
                                  (Bowling Green-Warren County Hospital),
                                  (FSA), 5.00%, 4/1/17                            988,810
  ---------------------------------------------------------------------------------------
                                                                            $  11,221,403
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 10.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Kenton County Airport, (FSA), (AMT),
                                  6.30%, 3/1/15                             $   1,072,530
  Aaa      AAA           3,550    Kenton County Airport, (MBIA), 6.30%,
                                  3/1/15                                        3,991,051
  Aaa      AAA           1,195    Kenton County Airport, (MBIA), (AMT),
                                  6.45%, 3/1/15                                 1,369,135
  Aaa      AAA           1,000    Kentucky EDA, (State Turnpike
                                  Revitalization), (FGIC), 0.00%, 7/1/10          616,450
  Aaa      AAA           1,300    Louisville and Jefferson County,
                                  Regional Airport Authority, (MBIA),
                                  (AMT), 5.00%, 7/1/25                          1,261,936
  Aaa      AAA           3,000    Puerto Rico Highway and Transportation
                                  Authority, (AMBAC), 0.00%, 7/1/16             1,302,030
  Aaa      AAA           5,000    Puerto Rico Highway and Transportation
                                  Authority, (AMBAC), 0.00%, 7/1/18             1,941,400
  ---------------------------------------------------------------------------------------
                                                                            $  11,554,532
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 7.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Kenton County, Water District
                                  Waterworks, (FGIC), 6.00%, 2/1/17         $   2,176,980
  Aaa      AAA             500    Lexington-Fayette County, Government
                                  Sewer System, (MBIA), 6.375%, 7/1/12            547,650
  Aaa      AAA           2,000    Louisville and Jefferson County,
                                  Metropolitan Sewer District and Drainage
                                  System Revenue, (FGIC), 4.75%, 5/15/28        1,901,380
  Aaa      AAA           3,415    Louisville and Jefferson County,
                                  Metropolitan Sewer District, (MBIA),
                                  6.25%, 5/15/26                                3,823,979
  ---------------------------------------------------------------------------------------
                                                                            $   8,449,989
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 11.4%
  ---------------------------------------------------------------------------------------
  A1       A+         $  4,990    Jefferson County, (Capital Projects
                                  Corp.), 0.00%, 8/15/15                    $   2,156,279
  A1       NR            1,000    Kenton County, (Public Properties
                                  Corp.), 5.00%, 3/1/29                           971,990
  NR       A+            1,030    Kentucky, League of Cities Funding
                                  Trust, Floating Indebtedness
                                  Certificates of Participation, 6.15%,
                                  8/1/13                                        1,124,863
  Aa       NR            2,000    Mount Sterling, Lease, 6.15%, 3/1/13          2,132,460
  Aa       NR            3,500    Mount Sterling, Lease, 6.20%, 3/1/18          3,706,465
  A        NR            2,000    Owensboro County, Airport Lease, 5.875%,
                                  6/1/15                                        2,115,020
  ---------------------------------------------------------------------------------------
                                                                            $  12,207,077
  ---------------------------------------------------------------------------------------
  Nursing Home -- 0.8%
  ---------------------------------------------------------------------------------------
  NR       NR         $    765    Jefferson County, Health Facilities,
                                  (Beverly Enterprises), 9.75%, 8/1/07      $     799,838
  ---------------------------------------------------------------------------------------
                                                                            $     799,838
  ---------------------------------------------------------------------------------------
  Solid Waste -- 1.2%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,200    Morgantown, Solid Waste Revenue, 7.45%,
                                  5/1/22                                    $   1,266,936
  ---------------------------------------------------------------------------------------
                                                                            $   1,266,936
  ---------------------------------------------------------------------------------------
  Transportation -- 6.4%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $  3,400    Kenton County Airport, (Delta Airlines),
                                  (AMT), 6.125%, 2/1/22                     $   3,473,202
  Baa3     BBB-          1,500    Kenton County Airport, (Delta Airlines),
                                  (AMT), 7.125%, 2/1/21                         1,613,700
  Baa3     BBB-            250    Kenton County Airport, (Delta Airlines),
                                  (AMT), 7.50%, 2/1/12                            273,055
  Baa3     BBB-            500    Kenton County Airport, (Delta Airlines),
                                  (AMT), 7.50%, 2/1/20                            546,110
  Baa1     A             1,000    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/38                        975,570
  ---------------------------------------------------------------------------------------
                                                                            $   6,881,637
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 0.7%
  ---------------------------------------------------------------------------------------
  A        NR         $    650    Harden County, Water District, 6.50%,
                                  9/1/12                                    $     713,642
  ---------------------------------------------------------------------------------------
                                                                            $     713,642
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $98,349,521)                                          $ 106,783,360
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 38.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.9% to 20.4% of total investments.

(1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 2.9%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+       $  2,500    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                             $   1,004,850
  ---------------------------------------------------------------------------------------
                                                                            $   1,004,850
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 4.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,475    Jefferson Parish, Home Mortgage
                                  Authority, Single Family, (FGIC),
                                  Escrowed to Maturity, 0.00%, 5/1/17       $   1,003,068
  NR       AAA             250    Puerto Rico, "RIBS", (AMBAC),
                                  Prerefunded to 7/1/02, Variable Rate,
                                  7/1/15(1)(2)                                    292,768
  NR       AAA             300    Saint Tammany, Public Finance,
                                  (Christwood), Prerefunded to 5/15/05,
                                  9.00%, 11/15/25                                 393,753
  ---------------------------------------------------------------------------------------
                                                                            $   1,689,589
  ---------------------------------------------------------------------------------------
  Hospital -- 6.0%
  ---------------------------------------------------------------------------------------
  A3       NR         $  1,000    Lafourche Parish, Hospital Service
                                  District, 6.00%, 10/1/23                  $   1,025,900
  NR       BBB             730    Louisiana Public Facilities Authority,
                                  (General Health Systems), 6.80%, 11/1/16        802,453
  NR       NR              250    Saint Tammany Parish, Hospital Service
                                  District, 6.50%, 7/1/22                         275,380
  ---------------------------------------------------------------------------------------
                                                                            $   2,103,733
  ---------------------------------------------------------------------------------------
  Housing -- 18.5%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    300    Guam Housing Corp., Single Family,
                                  5.75%, 9/1/31                             $     323,763
  Aaa      NR              480    Louisiana HFA, Single Family, 6.375%,
                                  12/1/27                                         515,102
  Aaa      NR              575    Louisiana HFA, Single Family, (GNMA),
                                  (AMT), 6.30%, 12/1/27                           612,709
  Aaa      NR            1,000    Louisiana HFA, Single Family, (GNMA),
                                  (AMT), 8.00%, 3/1/25                          1,146,410
  Aaa      NR            2,000    Louisiana HFA, Single Family,
                                  (GNMA/FNMA), 0.00%, 6/1/27                      432,400
  Aaa      NR              580    Louisiana HFA, Single Family,
                                  (GNMA/FNMA), (AMT), 6.55%, 12/1/26              621,377
  NR       D             1,000    Louisiana Public Facilities Authority,
                                  Multifamily, (Windsor Housing), 6.25%,
                                  1/1/26                                          750,000

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Housing (continued)
  ---------------------------------------------------------------------------------------
  Aaa      NR         $  1,890    New Orleans Home Mortgage Authority,
                                  Single Family, (GNMA/ FNMA), (AMT),
                                  6.30%, 6/1/28                             $   2,038,761
  ---------------------------------------------------------------------------------------
                                                                            $   6,440,522
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 14.9%
  ---------------------------------------------------------------------------------------
  A3       BBB+       $  1,000    Bastrop, (International Paper Co.),
                                  (AMT), 6.60%, 3/1/19                      $   1,092,700
  Baa2     NR            1,000    East Baton Rouge Parish, (Georgia-
                                  Pacific Corp.), (AMT), 5.35%, 9/1/11            985,660
  A3       A             1,500    Louisiana Offshore Terminal Authority,
                                  Deepwater Port Revenue, (Loop, LLC),
                                  5.20%, 10/1/18                                1,499,010
  Aa2      AA            1,000    Saint Bernard Parish, (Mobil Oil),
                                  5.90%, 11/1/26                                1,082,100
  Aa3      NR              500    South Louisiana Port Commission,
                                  (Cargill, Inc.), 5.85%, 4/1/17                  535,230
  ---------------------------------------------------------------------------------------
                                                                            $   5,194,700
  ---------------------------------------------------------------------------------------
  Insured-Economic Development Revenue -- 1.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Louisiana Government Environmental
                                  Facilities and Community Development
                                  Authority Revenue, (Capital and
                                  Equipment Acquisition), (AMBAC), 4.50%,
                                  12/1/18                                   $     467,315
  ---------------------------------------------------------------------------------------
                                                                            $     467,315
  ---------------------------------------------------------------------------------------
  Insured-Education -- 5.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    450    Louisiana Public Facilities Authority,
                                  (Dillard University), (AMBAC), 5.00%,
                                  2/1/28                                    $     441,545
  Aaa      AAA             250    Louisiana Public Facilities Authority,
                                  (Tulane University), (MBIA), 5.00%,
                                  11/15/27                                        244,573
  Aaa      AAA           1,100    Louisiana State University, (FGIC),
                                  5.75%, 7/1/14                                 1,193,203
  ---------------------------------------------------------------------------------------
                                                                            $   1,879,321
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,750    Puerto Rico Electric Power Authority,
                                  (MBIA), (IBC), 0.00%, 7/1/17              $     717,378
  ---------------------------------------------------------------------------------------
                                                                            $     717,378
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 10.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,000    New Orleans, (AMBAC), 0.00%, 9/1/15       $   1,322,940
  Aaa      AAA           4,000    New Orleans, (AMBAC), 0.00%, 9/1/16           1,664,320
  Aaa      AAA           1,500    New Orleans, (AMBAC), 0.00%, 9/1/17             588,300
  ---------------------------------------------------------------------------------------
                                                                            $   3,575,560
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 6.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    100    Louisiana Public Facilities Authority,
                                  (MBIA), Variable Rate, 12/1/14(2)         $     115,250
  Aaa      AAA           1,500    Ouachita Parish, Glenwood Medical
                                  Center, (FSA), 5.75%, 5/15/21                 1,596,240
  Aaa      AAA             500    Terrebonne Parish, Hospital Service
                                  District No. 1, (Terrebonne General
                                  Medical Center), (AMBAC), 5.375%, 4/1/28        506,650
  ---------------------------------------------------------------------------------------
                                                                            $   2,218,140
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 0.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    270    East Baton Rouge Mortgage Finance
                                  Authority, Single Family, (MBIA),
                                  (GNMA/FNMA), 0.00%, 10/1/15               $      47,007
  ---------------------------------------------------------------------------------------
                                                                            $      47,007
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 2.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    345    Baton Rouge, Public Improvement, (FGIC),
                                  4.75%, 8/1/17                             $     334,074
  Aaa      AAA             500    Lafayette Parish, School District,
                                  (FGIC), 4.60%, 4/1/18                           473,845
  ---------------------------------------------------------------------------------------
                                                                            $     807,919
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 13.1%
  ---------------------------------------------------------------------------------------
  NR       NR         $    500    Louisiana HFA, (HCC Assisted Living
                                  Group 1), (AMT), 9.00%, 3/1/25            $     559,100
  NR       AAA             500    Louisiana HFA, (Saint Dominic Assisted
                                  Care Facility), (GNMA), 6.85%, 9/1/25           549,795
  NR       AAA           1,995    Louisiana HFA, (Saint Joseph's Manor
                                  Retirement Center), (GNMA), 7.80%,
                                  12/1/35                                       2,230,748

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Senior Living / Life Care (continued)
  ---------------------------------------------------------------------------------------
  NR       BBB        $  1,150    Louisiana Public Facilities Authority,
                                  (Glen Retirement System), 6.70%, 12/1/25  $   1,240,850
  ---------------------------------------------------------------------------------------
                                                                            $   4,580,493
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.4%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    500    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)    $     496,875
  ---------------------------------------------------------------------------------------
                                                                            $     496,875
  ---------------------------------------------------------------------------------------
  Transportation -- 10.4%
  ---------------------------------------------------------------------------------------
  A        A-         $    500    Mississippi River Bridge Authority,
                                  Bridge Revenue, 6.75%, 11/1/12            $     553,325
  Baa1     A             1,700    Puerto Rico Highway and Transportation
                                  Authority, 4.75%, 7/1/38                      1,614,490
  Baa1     A             1,500    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/38                      1,463,355
  ---------------------------------------------------------------------------------------
                                                                            $   3,631,170
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $32,923,087)                                          $  34,854,572
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 31.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.2% to 15.2% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $789,643 or 2.2% of the Portfolio's net assets.
(2)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,250    Maryland Energy Cogeneration, (AES
                                  Warrior Run), (AMT), 7.40%, 9/1/19        $   1,325,175
  ---------------------------------------------------------------------------------------
                                                                            $   1,325,175
  ---------------------------------------------------------------------------------------
  Education -- 2.3%
  ---------------------------------------------------------------------------------------
  NR       BBB+       $  1,500    Annapolis, EDA, (Saint Johns College),
                                  5.50%, 10/1/23                            $   1,517,190
  NR       BBB             500    Montgomery County, EDA, (Bullis School),
                                  5.60%, 11/1/18                                  513,300
  NR       BBB             350    Montgomery County, EDA, (Bullis School),
                                  5.60%, 11/1/22                                  358,775
  ---------------------------------------------------------------------------------------
                                                                            $   2,389,265
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 8.9%
  ---------------------------------------------------------------------------------------
  A2       A          $  1,500    Calvert, Pollution Control Revenue,
                                  (Baltimore Gas and Electric Co.), 5.55%,
                                  7/15/14                                   $   1,587,825
  NR       BBB           2,000    Guam Power Authority, 5.25%, 10/1/13          2,023,780
  NR       BBB             750    Guam Power Authority, 6.625%, 10/1/14           839,933
  A1       A             2,225    Prince George's County, Pollution
                                  Control Revenue, (Potomac Electric),
                                  6.375%, 1/15/23                               2,432,504
  Baa1     BBB+          2,250    Puerto Rico Electric Power Authority,
                                  5.00%, 7/1/28                                 2,207,408
  ---------------------------------------------------------------------------------------
                                                                            $   9,091,450
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 8.0%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $  1,125    Baltimore, SFMR, (Inner Harbor),
                                  Escrowed to Maturity, 8.00%, 12/1/10      $   1,488,759
  Aaa      BBB-          1,250    Maryland HEFA, (Howard County General
                                  Hospital), Escrowed to Maturity, 5.50%,
                                  7/1/25                                        1,316,388
  A3       NR            2,500    Maryland HEFA, (Union Hospital of
                                  Cecil), Prerefunded to 7/1/02, 6.70%,
                                  7/1/22                                        2,780,250
  Aaa      AAA             500    Maryland HEFA, (University of Maryland),
                                  (FGIC), Prerefunded to 7/1/01, 6.50%,
                                  7/1/21                                          534,830

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,365    Maryland HEFA, (Washington Community
                                  Hospital), (AMBAC), Prerefunded to
                                  7/1/02, 6.375%, 7/1/22                    $   1,507,820
  Aa1      AA              500    Washington, Suburban Sanitary District,
                                  Prerefunded to 6/1/02, 6.20%, 6/1/11            547,995
  ---------------------------------------------------------------------------------------
                                                                            $   8,176,042
  ---------------------------------------------------------------------------------------
  General Obligations -- 2.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    350    Howard County, 4.75%, 2/15/27             $     335,115
  Baa1     A               600    Puerto Rico, 0.00%, 7/1/16                      256,470
  Baa1     A               500    Puerto Rico, 0.00%, 7/1/18                      190,150
  Baa1     A             1,000    Puerto Rico, 4.50%, 7/1/23                      920,080
  Aa1      AA              500    Washington, Suburban Sanitary District,
                                  5.625%, 6/1/21                                  525,790
  Aa       NR              190    Worcester, Sanitary District, 6.55%,
                                  8/15/17                                         209,348
  ---------------------------------------------------------------------------------------
                                                                            $   2,436,953
  ---------------------------------------------------------------------------------------
  Hospital -- 10.0%
  ---------------------------------------------------------------------------------------
  NR       NR         $    475    Berlin, (Atlantic General Hospital),
                                  8.375%, 6/1/22                            $     511,661
  A2       NR            1,200    Maryland HEFA, (Calvert Memorial
                                  Hospital), 5.00%, 7/1/28                      1,164,000
  A1       NR            1,175    Maryland HEFA, (Good Samaritan
                                  Hospital), 5.75%, 7/1/19                      1,270,727
  Baa2     NR            1,000    Maryland HEFA, (Kennedy Krieger Issue),
                                  5.125%, 7/1/22                                  956,020
  A        NR            3,000    Prince George's County, (Dimensions
                                  Health), 5.30%, 7/1/24                        2,908,290
  NR       NR            1,355    Prince George's County, (Greater
                                  SouthEast Healthcare System), 6.375%,
                                  1/1/13                                          907,850
  NR       NR            3,800    Prince George's County, (Greater
                                  SouthEast Healthcare System), 6.375%,
                                  1/1/23                                        2,546,000
  ---------------------------------------------------------------------------------------
                                                                            $  10,264,548
  ---------------------------------------------------------------------------------------
  Housing -- 12.6%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    600    Harford County, Multifamily, (Perkins
                                  Place), (FNMA), 5.00%, 9/1/28             $     605,802

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Housing (continued)
  ---------------------------------------------------------------------------------------
  Aa2      NR         $  1,000    Maryland Community Development
                                  Administration Multifamily, FHA, (AMT),
                                  6.70%, 5/15/36                            $   1,088,250
  Aa       NR            3,000    Maryland Community Development
                                  Administration Single Family, (AMT),
                                  6.75%, 4/1/26                                 3,221,130
  Aa2      NR              855    Maryland Community Development
                                  Administration Single Family, (AMT),
                                  6.80%, 4/1/22                                   913,140
  Aa2      NR              745    Maryland Community Development
                                  Administration Single Family, (AMT),
                                  6.80%, 4/1/24                                   795,660
  Aa2      NR            1,000    Montgomery County, Housing Opportunities
                                  Commission, SFMR, 0.00%, 7/1/28                 206,220
  Aa2      NR            3,525    Montgomery County, Housing Opportunities
                                  Commission, SFMR, (AMT), 6.05%, 7/1/27        3,741,857
  NR       AAA           2,160    Prince George's County, Housing
                                  Authority, (Langely Gardens), (AMT),
                                  5.875%, 2/20/39                               2,269,598
  ---------------------------------------------------------------------------------------
                                                                            $  12,841,657
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 7.3%
  ---------------------------------------------------------------------------------------
  A1       A          $  1,350    Allegany, Pollution Control Revenue,
                                  (Westvaco Corp.), 6.20%, 1/1/08           $   1,501,025
  Aa3      AA-           2,000    Baltimore, Port Facilities,
                                  (Consolidated Coal Sales Co. - E.I. du
                                  Pont de Nemours), 6.50%, 12/1/10              2,206,280
  Aa3      AA-           2,000    Baltimore, Port Facilities,
                                  (Consolidated Coal Sales Co. - E.I. du
                                  Pont de Nemours), 6.50%, 10/1/11(1)           2,193,560
  NR       AA-           1,425    Frederick, EDA, (Cargill, Inc.), 6.30%,
                                  11/1/09                                       1,570,079
  ---------------------------------------------------------------------------------------
                                                                            $   7,470,944
  ---------------------------------------------------------------------------------------
  Insured-Education -- 6.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    460    Maryland HEFA, (College Of Notre Dame),
                                  (MBIA), 5.30%, 10/1/18                    $     487,471
  Aaa      AAA           4,600    Maryland HEFA, (Loyola College), (MBIA),
                                  5.375%, 10/1/26(1)                            4,745,911

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Education (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,200    Morgan State University, Maryland
                                  Academic and Facilities, (MBIA), 6.10%,
                                  7/1/20                                    $   1,391,844
  ---------------------------------------------------------------------------------------
                                                                            $   6,625,226
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 2.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,700    Montgomery County, Pollution Control
                                  Revenue, (Potomac Electric Power Co.),
                                  (MBIA), 5.375%, 2/15/24                   $   1,740,613
  Aaa      AAA             250    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(2)        289,375
  Aaa      AAA           1,000    Puerto Rico Electric Power Authority,
                                  (FSA), 4.75%, 7/1/21                            969,790
  ---------------------------------------------------------------------------------------
                                                                            $   2,999,778
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 10.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    350    Calvert County, EDA, (Asbury - Solomons
                                  Facility), (MBIA), 5.00%, 1/1/27          $     348,152
  Aaa      AAA           3,000    Maryland HEFA, (Helix Health Issue),
                                  (AMBAC), 5.00%, 7/1/27                        3,006,240
  Aaa      AAA           3,740    Maryland HEFA, (Johns Hopkins
                                  Medicine-Howard County General Hospital
                                  Acquisition), (MBIA), 5.00%, 7/1/29           3,719,505
  Aaa      AAA           3,150    Puerto Rico ITEM & EC, (Auxilio Mutuo
                                  Obligated Group), (MBIA), 6.25%, 7/1/24       3,526,551
  ---------------------------------------------------------------------------------------
                                                                            $  10,600,448
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 0.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Prince George's County, (Keystone
                                  Apartments), FHA, (MBIA), 6.80%, 7/1/25   $     532,255
  ---------------------------------------------------------------------------------------
                                                                            $     532,255
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 3.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Baltimore, COPS, (AMBAC), 4.75%, 10/1/18  $     975,660
  Aaa      AAA           1,000    Maryland Stadium Authority, (AMBAC),
                                  5.60%, 3/1/14                                 1,068,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Lease Revenue / Certificates of Participation (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,300    Maryland Stadium Authority, (AMBAC),
                                  5.80%, 3/1/26                             $   1,395,186
  ---------------------------------------------------------------------------------------
                                                                            $   3,439,096
  ---------------------------------------------------------------------------------------
  Insured-Senior Living / Life Care -- 1.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Maryland HEFA, (Medlantic/Helix Issue),
                                  (AMBAC), 4.75%, 8/15/28                   $     965,390
  Aaa      AAA             500    Maryland HEFA, (Medlantic/Helix Issue),
                                  (AMBAC), 5.25%, 8/15/38                         522,230
  ---------------------------------------------------------------------------------------
                                                                            $   1,487,620
  ---------------------------------------------------------------------------------------
  Insured-Solid Waste -- 5.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  5,000    NE Maryland Solid Waste Disposal,
                                  (MBIA), (AMT), 6.30%, 7/1/16              $   5,489,049
  ---------------------------------------------------------------------------------------
                                                                            $   5,489,049
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 3.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Baltimore, International Airport,
                                  (FGIC), (AMT), 6.25%, 7/1/14              $   2,202,620
  Aaa      AAA           1,750    Washington, D.C., Metro Area
                                  Transportation, (FGIC), 5.25%, 7/1/14         1,810,340
  ---------------------------------------------------------------------------------------
                                                                            $   4,012,960
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 6.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Baltimore, Wastewater, (FGIC), 5.00%,
                                  7/1/22                                    $   1,015,850
  Aaa      AAA           1,000    Baltimore, Wastewater, (FGIC), 5.50%,
                                  7/1/26                                        1,045,790
  Aaa      AAA           2,000    Baltimore, Wastewater, (MBIA), 5.65%,
                                  7/1/20                                        2,199,760
  Aaa      AAA           2,100    Baltimore, Water, (FGIC), 5.50%, 7/1/26       2,196,159
  ---------------------------------------------------------------------------------------
                                                                            $   6,457,559
  ---------------------------------------------------------------------------------------
  Solid Waste -- 1.9%
  ---------------------------------------------------------------------------------------
  NR       BBB+       $  2,000    Northeast Waste Disposal Authority,
                                  Resources Recovery Revenue, (Baltimore
                                  Resco Retrofit), (AMT), 4.75%, 1/1/12     $   1,932,300
  ---------------------------------------------------------------------------------------
                                                                            $   1,932,300
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.0%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,000    Frederick County, Urbana Community
                                  Development Authority, 6.625%, 7/1/25     $   1,020,520
  ---------------------------------------------------------------------------------------
                                                                            $   1,020,520
  ---------------------------------------------------------------------------------------
  Transportation -- 2.4%
  ---------------------------------------------------------------------------------------
  Baa1     A          $    500    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                  $     495,370
  Baa1     A             2,000    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/38                      1,951,140
  ---------------------------------------------------------------------------------------
                                                                            $   2,446,510
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 1.1%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  1,000    Maryland Water Quality Financing
                                  Administration Revolving Loan Fund,
                                  6.55%, 9/1/14                             $   1,097,550
  ---------------------------------------------------------------------------------------
                                                                            $   1,097,550
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $97,548,848)                                          $ 102,136,905
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for the purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 42.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.2% to 23.7% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 1.5%
  ---------------------------------------------------------------------------------------
  NR       BBB        $  1,010    Guam Power Authority, 6.30%, 10/1/22      $   1,089,901
  ---------------------------------------------------------------------------------------
                                                                            $   1,089,901
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 9.6%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    875    Kansas City IDA, (Kingswood United
                                  Methodist Manor), Prerefunded to
                                  11/15/03, 9.00%, 11/15/13(1)              $   1,074,824
  Aaa      NR            1,000    Lake of The Ozarks, (Community Bridge
                                  Corp.), Prerefunded to 12/1/06, 6.40%,
                                  12/1/25(1)                                    1,173,090
  NR       BBB+          1,005    Missouri HEFA, (Lake of the Ozarks
                                  General Hospital), Prerefunded to
                                  2/15/06, 6.50%, 2/15/21                       1,162,082
  Aaa      AAA             575    Missouri HEFA, (Saint Louis Children's),
                                  (MBIA), Escrowed to Maturity, 0.00%,
                                  5/15/08                                         385,647
  Baa1     BBB+            750    Puerto Rico Electric Power Authority,
                                  Prerefunded to 7/1/04, 6.375%, 7/1/24           855,465
  NR       AAA             500    Puerto Rico, RIBS, (AMBAC), Prerefunded
                                  to 7/1/02, Variable Rate, 7/1/15(2)(3)          585,535
  NR       AAA           1,000    Saint Louis County, Mortgage Revenue,
                                  (GNMA), (AMT), Escrowed to Maturity,
                                  5.40%, 1/1/16                                 1,042,210
  Aaa      AAA             750    Saint Louis Water, (FGIC), Prerefunded
                                  to 7/1/04, 6.00%, 7/1/14                        841,193
  ---------------------------------------------------------------------------------------
                                                                            $   7,120,046
  ---------------------------------------------------------------------------------------
  Hospital -- 17.5%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  3,250    Missouri HEFA, (Barnes Jewish
                                  Christian), 5.25%, 5/15/14                $   3,401,027
  NR       A+            1,500    Missouri HEFA, (Childrens Mercy
                                  Hospital), 5.30%, 5/15/28                     1,496,550
  NR       BBB+          1,000    Missouri HEFA, (Freeman Health Systems),
                                  5.25%, 2/15/18                                  982,310

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Baa      NR         $  2,000    Missouri HEFA, (Jefferson Memorial
                                  Hospital), 6.00%, 8/15/23                 $   2,068,060
  Baa      NR            1,900    Missouri HEFA, (Jefferson Memorial
                                  Hospital), 6.80%, 5/15/25                     2,067,599
  NR       BBB+            495    Missouri HEFA, (Lake of the Ozarks
                                  General Hospital), 6.50%, 2/15/21               529,304
  NR       BBB+          1,250    Taney County IDA, (The Skaggs Community
                                  Hospital Association), 5.30%, 5/15/18         1,227,725
  NR       BBB-          1,250    West Plains IDA, (Ozarks Medical
                                  Center), 5.65%, 11/15/22                      1,243,413
  ---------------------------------------------------------------------------------------
                                                                            $  13,015,988
  ---------------------------------------------------------------------------------------
  Housing -- 3.2%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    810    Missouri Housing Development Authority,
                                  SFMR, (GNMA), 6.45%, 9/1/27               $     868,263
  NR       AAA             510    Missouri Housing Development Authority,
                                  SFMR, (GNMA), (AMT), 6.75%, 6/1/24              539,657
  NR       AAA             860    Missouri Housing Development Authority,
                                  SFMR, (GNMA), (AMT), 7.25%, 9/1/26              969,856
  ---------------------------------------------------------------------------------------
                                                                            $   2,377,776
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 12.6%
  ---------------------------------------------------------------------------------------
  NR       BB         $  1,035    Jefferson County, (Kmart Corp.), 6.40%,
                                  8/1/08(1)                                 $   1,089,120
  NR       NR            1,255    Kansas City IDA, (Airline Cargo
                                  Facilities), 8.50%, 1/1/17                    1,409,202
  A3       NR            1,200    Missouri Environmental Improvement and
                                  Energy Resources Authority, (American
                                  Cyanamid Company), 5.80%, 9/1/09              1,318,968
  Baa3     BBB-          1,500    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               1,621,425
  A1       A+            3,750    Saint Louis IDA, (Anheuser-Busch),
                                  (AMT), 5.875%, 11/1/26                        3,942,074
  ---------------------------------------------------------------------------------------
                                                                            $   9,380,789
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Education -- 2.3%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $  1,750    Missouri HEFA, (St. Louis University
                                  High School), (AMBAC), 4.75%, 10/1/24(4)  $   1,678,600
  ---------------------------------------------------------------------------------------
                                                                            $   1,678,600
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 8.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  4,400    Missouri Environmental Improvement and
                                  Energy Resources Authority, (Union
                                  Electric), (AMBAC), (AMT), 5.45%,
                                  10/1/28                                   $   4,485,051
  Aaa      AAA             700    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(3)        810,250
  Aaa      AAA           1,000    Sikeston, Electric System, (MBIA),
                                  5.00%, 6/1/22                                   993,800
  ---------------------------------------------------------------------------------------
                                                                            $   6,289,101
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 1.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Puerto Rico, Variable Rate, (FSA),
                                  7/1/22(2)(3)                              $     572,500
  Aaa      AAA           2,000    Saint Charles County, (Francis Howell
                                  School District), (FGIC), 0.00%, 3/1/16         856,080
  ---------------------------------------------------------------------------------------
                                                                            $   1,428,580
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 11.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Jackson County, (Saint Joseph's Health
                                  System), (MBIA), 6.50%, 7/1/12            $   1,090,920
  Aaa      AAA             800    Jackson County, (Saint Joseph's Health
                                  System), (MBIA), 6.50%, 7/1/19                  874,056
  Aaa      AAA           1,500    Missouri HEFA, (Heartland Health),
                                  (AMBAC), 6.35%, 11/15/17                      1,647,855
  Aaa      AAA           9,500    Missouri HEFA, (Lester Cox Medical
                                  Center), (MBIA), 0.00%, 9/1/20                3,168,155
  Aaa      AAA           1,500    Missouri HEFA, (Lester Cox Medical
                                  Center), (MBIA), 5.35%, 6/1/10                1,613,655
  ---------------------------------------------------------------------------------------
                                                                            $   8,394,641
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 2.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    SCA, MFMR Receipts, Springfield, (FSA),
                                  7.10%, 1/1/30                             $   1,663,380
  ---------------------------------------------------------------------------------------
                                                                            $   1,663,380
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 0.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Saint Charles County, PFA, (FGIC),
                                  6.375%, 3/15/07                           $     545,285
  ---------------------------------------------------------------------------------------
                                                                            $     545,285
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 1.4%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,000    Puerto Rico Public Finance Corp.,
                                  (AMBAC-TCRS), Variable Rate,
                                  6/1/26(2)(3)                              $   1,009,400
  ---------------------------------------------------------------------------------------
                                                                            $   1,009,400
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 1.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    910    Saint Louis, Airport Revenue, (Lambert
                                  International Airport), (FGIC), 6.00%,
                                  7/1/14                                    $   1,027,044
  ---------------------------------------------------------------------------------------
                                                                            $   1,027,044
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 8.4%
  ---------------------------------------------------------------------------------------
  A1       A+         $  2,000    Missouri Regional Convention and Sports
                                  Complex Authority, 5.50%, 8/15/21         $   2,070,860
  A        A+            3,000    Saint Louis County, Regional Convention
                                  and Sports Complex Authority, 5.50%,
                                  8/15/13                                       3,136,740
  A        A+            1,000    Saint Louis County, Regional Convention
                                  and Sports Complex Authority, 5.75%,
                                  8/15/21                                       1,044,650
  ---------------------------------------------------------------------------------------
                                                                            $   6,252,250
  ---------------------------------------------------------------------------------------
  Nursing Home -- 3.7%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,000    Kansas City IDA, (Beverly Enterprises),
                                  8.00%, 12/1/02                            $   1,068,430
  NR       NR              500    Missouri HEFA, (Bethesda Health Group of
                                  Saint Louis, Inc.), 6.625%, 8/15/05             538,880

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Nursing Home (continued)
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,000    Missouri HEFA, (Bethesda Health Group of
                                  Saint Louis, Inc.), 7.50%, 8/15/12        $   1,121,320
  ---------------------------------------------------------------------------------------
                                                                            $   2,728,630
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 3.8%
  ---------------------------------------------------------------------------------------
  A        NR         $  2,750    Missouri Higher Education Loan
                                  Authority, Student Loan, (AMT), 5.45%,
                                  2/15/09                                   $   2,840,640
  ---------------------------------------------------------------------------------------
                                                                            $   2,840,640
  ---------------------------------------------------------------------------------------
  Senior Living / Life Care -- 4.6%
  ---------------------------------------------------------------------------------------
  Baa1     NR         $    300    Cass County, (Fox Springs Living
                                  Center), 7.375%, 10/1/22                  $     326,691
  NR       NR            1,000    Kansas City IDR, (Kingswood Manor),
                                  5.80%, 11/15/17                                 969,390
  NR       NR            2,000    Missouri HEFA, (Lutheran Senior
                                  Services), 6.375%, 2/1/27                     2,106,380
  ---------------------------------------------------------------------------------------
                                                                            $   3,402,461
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.3%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,000    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(2)(3)    $     993,750
  ---------------------------------------------------------------------------------------
                                                                            $     993,750
  ---------------------------------------------------------------------------------------
  Transportation -- 1.5%
  ---------------------------------------------------------------------------------------
  Baa1     A          $  1,000    Puerto Rico Highway and Transportation
                                  Authority, 6.625%, 7/1/12                 $   1,088,130
  ---------------------------------------------------------------------------------------
                                                                            $   1,088,130
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Water and Sewer -- 2.6%
  ---------------------------------------------------------------------------------------
  Aa1      NR         $  1,000    Missouri Environmental Improvement and
                                  Energy Resources Authority, 0.00%,
                                  1/1/14                                    $     482,450
  Aa1      NR            1,250    Missouri Environmental Improvement and
                                  Energy Resources Authority, 7.20%,
                                  7/1/16(1)                                     1,429,388
  ---------------------------------------------------------------------------------------
                                                                            $   1,911,838
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $67,193,631)                                          $  74,238,230
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 32.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.1% to 12.7% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $3,161,185 or 4.2% of the Portfolio's net assets.
(3)  Security has been issued as an inverse floater bond.
(4)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 3.7%
  ---------------------------------------------------------------------------------------
  Aa1      AA+        $  1,000    North Carolina Educational Facilities
                                  Finance Agency, (Duke University),
                                  6.75%, 10/1/21                            $   1,090,790
  Aa2      AA            8,410    University of North Carolina at Chapel
                                  Hill, 0.00%, 8/1/17                           3,372,410
  Aa2      AA            2,500    University of North Carolina at Chapel
                                  Hill, 0.00%, 8/1/19                             897,075
  ---------------------------------------------------------------------------------------
                                                                            $   5,360,275
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 5.2%
  ---------------------------------------------------------------------------------------
  Baa1     BBB        $  5,000    North Carolina Municipal Power
                                  Authority, (Eastern Power), 6.125%,
                                  1/1/09                                    $   5,479,700
  Baa1     BBB+          2,000    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                                   803,880
  Baa1     BBB+          2,000    Puerto Rico Electric Power Authority,
                                  0.00%, 7/1/17                                   803,880
  Baa1     BBB+            365    Puerto Rico Electric Power Authority,
                                  7.125%, 7/1/14                                  375,559
  ---------------------------------------------------------------------------------------
                                                                            $   7,463,019
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 5.6%
  ---------------------------------------------------------------------------------------
  Aa3      NR         $    985    Durham County, Prerefunded to 12/1/01,
                                  6.75%, 12/1/11                            $   1,088,809
  NR       AA              825    Durham County, Prerefunded to 7/15/02,
                                  6.10%, 7/15/07                                  903,812
  Aaa      NR            2,500    Pitt County Memorial Hospital, Escrowed
                                  to Maturity, 5.25%, 12/1/21                   2,585,875
  Baa1     AAA             635    Puerto Rico Electric Power Authority,
                                  Prerefunded to 7/1/99, 7.125%, 7/1/14           653,631
  Aaa      AAA             150    Puerto Rico General Obligations,
                                  Prerefunded to 7/1/00, 7.30%, 7/1/20            161,027
  NR       AAA           1,000    Puerto Rico, RIBS, (AMBAC), Prerefunded
                                  to 7/1/02, Variable Rate, 7/1/15(1)(2)        1,171,070
  NR       NR            1,000    Virgin Islands Public Finance Authority,
                                  Prerefunded to 10/1/02, 7.25%, 10/1/18        1,139,850

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  ---------------------------------------------------------------------------------------
  NR       NR         $    230    Virgin Islands Water and Power
                                  Authority, Prerefunded to 7/1/01, 7.40%,
                                  7/1/11                                    $     251,852
  ---------------------------------------------------------------------------------------
                                                                            $   7,955,926
  ---------------------------------------------------------------------------------------
  General Obligations -- 3.5%
  ---------------------------------------------------------------------------------------
  A        A-         $    175    Eden, Water and Sewer Bonds, (AMT),
                                  6.75%, 6/1/08                             $     193,076
  Aaa      AAA           3,550    North Carolina Capital Improvements,
                                  4.75%, 2/1/12                                 3,651,992
  Baa1     A               500    Puerto Rico, 0.00%, 7/1/17                      200,970
  Baa1     A             1,000    Puerto Rico Public Buildings Authority,
                                  5.25%, 7/1/21                                 1,005,080
  ---------------------------------------------------------------------------------------
                                                                            $   5,051,118
  ---------------------------------------------------------------------------------------
  Hospital -- 15.2%
  ---------------------------------------------------------------------------------------
  Aa3      AA         $  2,090    Charlotte-Mecklenberg Hospital, 0.00%,
                                  1/1/06                                    $   1,572,328
  Aa3      AA            3,000    Charlotte-Mecklenberg Hospital, 5.125%,
                                  1/15/22                                       2,960,040
  Aa3      AA            2,000    Charlotte-Mecklenberg Hospital, 5.875%,
                                  1/15/26                                       2,157,840
  Baa3     NR            1,500    North Carolina Medical Care Commission,
                                  (Annie Penn Memorial Hospital), 5.375%,
                                  1/1/22                                        1,458,555
  Aa3      AA            3,400    North Carolina Medical Care Commission,
                                  (Duke University Hospital), 0.00%,
                                  6/1/09                                        2,129,318
  Aa3      AA            1,000    North Carolina Medical Care Commission,
                                  (Duke University Hospital), 5.25%,
                                  6/1/21                                        1,005,010
  A1       A+            1,000    North Carolina Medical Care Commission,
                                  (Gaston Health Care), 5.00%, 2/15/29            953,020
  Baa1     A               500    North Carolina Medical Care Commission,
                                  (Halifax Regional Medical Center),
                                  5.00%, 8/15/24                                  469,530
  Aa3      AA            2,000    North Carolina Medical Care Commission,
                                  (North Carolina Baptist Hospital),
                                  6.00%, 6/1/22                                 2,121,720
  Aa3      AA-           2,750    North Carolina Medical Care Commission,
                                  (Pitt County Memorial Hospital), 4.75%,
                                  12/1/28                                       2,545,840

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aa3      AA         $  1,700    North Carolina Medical Care Commission,
                                  (Presbyterian Health Services), 6.00%,
                                  10/1/24                                   $   1,861,806
  Aaa      NR            2,500    North Carolina Medical Care Commission,
                                  (Roanoke-Chowan Hospital), 7.75%,
                                  10/1/19                                       2,619,400
  ---------------------------------------------------------------------------------------
                                                                            $  21,854,407
  ---------------------------------------------------------------------------------------
  Housing -- 12.3%
  ---------------------------------------------------------------------------------------
  NR       AAA        $  1,900    Charlotte Housing Authority, Double
                                  Oaks, FHA, (FNMA), 7.35%, 5/15/26         $   2,115,593
  NR       AAA           1,000    Guam Housing Corp., Single Family,
                                  5.75%, 9/1/31                                 1,079,210
  Aa2      AA            2,250    North Carolina HFA, MFMR, 6.70%, 1/1/26       2,441,993
  Aa2      AA            1,920    North Carolina HFA, MFMR, (AMT), 6.45%,
                                  9/1/27                                        2,059,526
  Aa       AA            1,235    North Carolina HFA, SFMR, (AMT), 6.20%,
                                  9/1/27                                        1,301,851
  Aa2      AA            1,500    North Carolina HFA, SFMR, (AMT), 6.30%,
                                  3/1/26                                        1,597,530
  Aa       AA            2,080    North Carolina HFA, SFMR, (AMT), 6.60%,
                                  9/1/26                                        2,223,520
  Aa2      AA            3,880    North Carolina HFA, SFMR, (AMT), 6.70%,
                                  9/1/26                                        4,149,505
  Aa       AA              705    North Carolina HFA, SFMR, (AMT), 7.05%,
                                  9/1/20                                          747,744
  ---------------------------------------------------------------------------------------
                                                                            $  17,716,472
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 14.6%
  ---------------------------------------------------------------------------------------
  A2       A          $  1,015    Chatham County Industrial Facilities and
                                  Pollution, (Carolina Power and Light),
                                  6.30%, 6/15/14                            $   1,096,017
  Baa1     BBB           2,750    Haywood County IDA, (Champion
                                  International Corp.), (AMT), 5.50%,
                                  10/1/18                                       2,741,668
  Baa1     BBB           1,500    Haywood County IDA, (Champion
                                  International Corp.), (AMT), 5.75%,
                                  12/1/25                                       1,512,690
  A2       A             3,750    Martin County IDA, (Weyerhaeuser Co.),
                                  (AMT), 6.80%, 5/1/24                          4,104,338
  Baa3     BBB           2,500    New Hanover County, (Occidental
                                  Petroleum Corp.), 6.70%, 7/1/19               2,668,475

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $  6,155    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26           $   6,653,246
  Baa3     BBB-          1,150    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.30%, 6/1/23               1,221,645
  NR       AA-             850    Robeson County, Industrial Facilities
                                  and Pollution Control Financing
                                  Authority, (Campbell Soup Co.), 6.40%,
                                  12/1/06                                         976,072
  ---------------------------------------------------------------------------------------
                                                                            $  20,974,151
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 6.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    North Carolina Eastern Municipal Power
                                  Authority, (FSA), Variable Rate,
                                  1/1/19(1)(2)                              $   1,615,440
  Aaa      AAA           2,000    North Carolina Eastern Municipal Power
                                  Authority, (MBIA), 5.375%, 1/1/24             2,059,540
  Aaa      AAA           4,000    North Carolina Municipal Power
                                  Authority, (Catawba Electric), (MBIA),
                                  Variable Rate, 1/1/12(2)                      4,410,000
  Aaa      AAA           1,400    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/02(2)      1,573,250
  ---------------------------------------------------------------------------------------
                                                                            $   9,658,230
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 2.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,500    Puerto Rico, Variable Rate, (FSA),
                                  7/1/22(1)(2)                              $   4,007,500
  ---------------------------------------------------------------------------------------
                                                                            $   4,007,500
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 8.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Cumberland County Hospital, (MBIA),
                                  0.00%, 10/1/09                            $     314,605
  Aaa      AAA             935    North Carolina Medical Care Commission,
                                  (Memorial Mission Hospital), (FSA),
                                  0.00%, 10/1/06                                  682,840
  Aaa      AAA           5,000    North Carolina Medical Care Commission,
                                  (Saint Joseph's Medical Center),
                                  (AMBAC), 5.10%, 10/1/14                       5,123,100

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  5,000    North Carolina Medical Care Commission,
                                  (Wake County Hospital), (MBIA), 5.375%,
                                  10/1/26                                   $   5,109,200
  Aaa      AAA           1,500    North Carolina Medical Care Commission,
                                  (Wilson Memorial Hospital), (AMBAC),
                                  0.00%, 11/1/15                                  662,460
  ---------------------------------------------------------------------------------------
                                                                            $  11,892,205
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 3.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,150    Charlotte, Convention Facility, (AMBAC),
                                  5.25%, 12/1/13                            $   2,248,728
  Aaa      AAA           1,575    Franklin, County Jail, (FGIC), 6.625%,
                                  6/1/14                                        1,772,899
  Aaa      AAA           1,000    Mooresville School District, (AMBAC),
                                  6.35%, 10/1/14                                1,097,360
  ---------------------------------------------------------------------------------------
                                                                            $   5,118,987
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 7.9%
  ---------------------------------------------------------------------------------------
  Aa3      A+         $  2,065    Buncombe County, 6.625%, 12/1/10          $   2,316,290
  A3       BBB+          6,000    Columbus County, Industrial Facility and
                                  Pollution Control Financing,
                                  (International Paper Co.), (AMT), 6.15%,
                                  4/1/21                                        6,430,859
  A1       AA            2,400    Greensboro, Greensboro Coliseum Arena,
                                  6.75%, 12/1/09                                2,629,176
  ---------------------------------------------------------------------------------------
                                                                            $  11,376,325
  ---------------------------------------------------------------------------------------
  Transportation -- 9.2%
  ---------------------------------------------------------------------------------------
  Baa1     A          $  4,450    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                  $   4,408,793
  Baa1     A             4,000    Puerto Rico Highway and Transportation
                                  Authority, 5.25%, 7/1/20                      4,022,200
  Baa1     A             1,490    Puerto Rico Highway and Transportation
                                  Authority, 5.50%, 7/1/15                      1,608,008

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Transportation (continued)
  ---------------------------------------------------------------------------------------
  Baa1     A          $  2,925    Puerto Rico Highway and Transportation
                                  Authority, 5.50%, 7/1/36                  $   3,091,345
  ---------------------------------------------------------------------------------------
                                                                            $  13,130,346
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 1.4%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  2,000    Orange County, Water and Sewer, 5.20%,
                                  7/1/16                                    $   2,032,800
  ---------------------------------------------------------------------------------------
                                                                            $   2,032,800
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $129,769,473)                                         $ 143,591,761
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 22.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.2% to 8.3% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $6,794,010 or 4.7% of the Portfolio's net assets.
(2)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Cogeneration -- 2.2%
  ---------------------------------------------------------------------------------------
  NR       NR         $  2,000    Western Generation Agency, (Wauna
                                  Cogeneration), (AMT), 7.40%, 1/1/16       $   2,175,140
  ---------------------------------------------------------------------------------------
                                                                            $   2,175,140
  ---------------------------------------------------------------------------------------
  Education -- 1.1%
  ---------------------------------------------------------------------------------------
  A2       NR         $  1,000    Salem EFA, (Willamette University),
                                  6.10%, 4/1/14                             $   1,082,210
  ---------------------------------------------------------------------------------------
                                                                            $   1,082,210
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 8.4%
  ---------------------------------------------------------------------------------------
  Aa1      AA-        $  4,000    Eugene, Trojan Nuclear Power, 5.90%,
                                  9/1/09                                    $   4,120,000
  Aa1      AA-           1,000    Northern Wasco County, (Bonneville Power
                                  Administration), 5.20%, 12/1/24               1,007,000
  Baa1     BBB+          2,750    Puerto Rico Electric Power Authority,
                                  4.75%, 7/1/24                                 2,611,895
  A        A+              500    Puerto Rico Telephone Authority,
                                  Variable Rate, 1/1/20(1)                        555,880
  ---------------------------------------------------------------------------------------
                                                                            $   8,294,775
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 6.1%
  ---------------------------------------------------------------------------------------
  A1       AAA        $  2,000    Medford, Rogue Valley Memorial Hospital,
                                  Escrowed to Maturity, 6.25%, 12/1/07      $   2,215,500
  NR       A+            1,250    Oregon State, Health, Housing,
                                  Educational and Cultural Facilities
                                  Authority, (Reed College), Prerefunded
                                  to 7/1/02, 6.75%, 7/1/21                      1,365,388
  Aaa      AAA              55    Port of Portland, (Portland
                                  International Airport), (AMBAC),
                                  Prerefunded to 07/01/01, (AMT), 6.25%,
                                  7/1/18                                           59,462
  NR       AAA           2,000    Puerto Rico, RIBS, (AMBAC), Prerefunded
                                  to 7/1/02, Variable Rate, 7/1/15(1)(2)        2,342,140
  ---------------------------------------------------------------------------------------
                                                                            $   5,982,490
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  General Obligations -- 16.6%
  ---------------------------------------------------------------------------------------
  Aa       NR         $  1,000    Lane County, Eugene School District,
                                  5.375%, 7/1/13                            $   1,052,480
  Aa2      AA            1,000    Oregon State, Board of Higher Education,
                                  6.00%, 10/15/18                               1,065,780
  Aa2      AA            1,250    Oregon State, Elderly and Disabled
                                  Housing, 6.375%, 8/1/24                       1,360,800
  Aa2      AA            4,610    Oregon State, Elderly and Disabled
                                  Housing, (AMT), 5.65%, 8/1/26                 4,868,759
  Aa2      AA            1,120    Oregon State, Veterans Welfare, 5.85%,
                                  10/1/15                                       1,176,224
  Aa2      AA            1,500    Oregon State, Veterans Welfare, 5.90%,
                                  10/1/17                                       1,593,705
  Baa1     A             4,850    Puerto Rico, 0.00%, 7/1/17                    1,949,409
  Baa1     A             3,500    Puerto Rico Public Improvement, 4.75%,
                                  7/1/23                                        3,327,730
  ---------------------------------------------------------------------------------------
                                                                            $  16,394,887
  ---------------------------------------------------------------------------------------
  Hospital -- 1.1%
  ---------------------------------------------------------------------------------------
  A3       A          $  1,000    Clackamas County, (Kaiser Permanente),
                                  6.25%, 4/1/21                             $   1,053,740
  ---------------------------------------------------------------------------------------
                                                                            $   1,053,740
  ---------------------------------------------------------------------------------------
  Housing -- 25.5%
  ---------------------------------------------------------------------------------------
  NR       NR         $  2,105    Hood River County, Health Facility
                                  Authority, Elderly Housing Revenue,
                                  (Down Manor Project), 6.50%, 1/1/17       $   2,191,031
  Aa2      NR            2,000    Oregon State, Housing and Community
                                  Services Department, MFMR, (AMT), 5.70%,
                                  7/1/29                                        2,079,100
  Aa2      NR            1,500    Oregon State, Housing and Community
                                  Services Department, MFMR, (AMT), 6.20%,
                                  7/1/28                                        1,604,085
  Aa2      NR            1,975    Oregon State, Housing and Community
                                  Services Department, SFMR, (AMT), 6.20%,
                                  7/1/27                                        2,103,039
  Aa2      NR            1,970    Oregon State, Housing and Community
                                  Services Department, SFMR, (AMT), 6.40%,
                                  7/1/26                                        2,115,819
  Aa2      NR            2,500    Oregon State, Housing and Community
                                  Services Department, SFMR, (AMT), 6.45%,
                                  7/1/26                                        2,686,100
  NR       A             1,000    Portland Housing Authority, 6.00%,
                                  1/1/27                                        1,034,650

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Housing (continued)
  ---------------------------------------------------------------------------------------
  Aa3      NR         $  4,810    Portland Housing Authority, MFMR, (Berry
                                  Ridge), (AMT), 6.30%, 5/1/29              $   5,105,814
  Aa1      NR            2,875    Portland Housing Authority, MFMR,
                                  (Cherry Blossom), (AMT), 6.20%, 12/20/36      3,088,124
  Aa3      NR            1,000    Washington County Housing Authority,
                                  MFMR, (Bethany Meadows), (AMT), 5.75%,
                                  9/1/17                                        1,040,000
  Aa3      NR            2,000    Washington County Housing Authority,
                                  MFMR, (Bethany Meadows), (AMT), 5.85%,
                                  9/1/27                                        2,079,600
  ---------------------------------------------------------------------------------------
                                                                            $  25,127,362
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 9.4%
  ---------------------------------------------------------------------------------------
  Baa2     BBB-       $  3,500    Oregon EDA, (Georgia Pacific), (AMT),
                                  6.35%, 8/1/25                             $   3,704,015
  NR       BBB-          3,500    Port of Astoria, Pollution Control
                                  Revenue, (James River Corp.), 6.55%,
                                  2/1/15                                        3,728,480
  NR       NR              750    Port of Portland, (Ash Grove Cement
                                  Co.), 7.25%, 10/1/09                            802,058
  NR       NR            1,000    Port of Portland, (North Portland Crown
                                  Zellerbach Corp.), 6.125%, 5/15/08            1,002,880
  ---------------------------------------------------------------------------------------
                                                                            $   9,237,433
  ---------------------------------------------------------------------------------------
  Insured-Certificates of Participation -- 1.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Oregon State Department, Administrative
                                  Services, (AMBAC), 5.00%, 5/1/24          $   1,486,110
  ---------------------------------------------------------------------------------------
                                                                            $   1,486,110
  ---------------------------------------------------------------------------------------
  Insured-Education -- 4.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  4,850    Oregon Health Science University,
                                  Capital Appreciation (MBIA), 0.00%,
                                  7/1/21                                    $   1,552,437
  Aaa      AAA           1,000    Oregon State, Health, Housing,
                                  Educational and Cultural Facilities
                                  Authority, (Lewis and Clark College),
                                  (MBIA), 6.00%, 10/1/13                        1,108,730

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Education (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Oregon State, Health, Housing,
                                  Educational and Cultural Facilities
                                  Authority, (Lewis and Clark College),
                                  (MBIA), 6.125%, 10/1/24                   $   1,666,005
  ---------------------------------------------------------------------------------------
                                                                            $   4,327,172
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 5.6%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Emerald People's Utility District,
                                  Electric System, (AMBAC), 5.75%, 11/1/16  $   1,052,760
  Aaa      AAA             500    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 7/1/03(1)        578,750
  Aaa      AAA           5,300    Puerto Rico Electric Power Authority,
                                  (MBIA), 0.00%, 7/1/17                         2,172,629
  Aaa      AAA           1,600    Puerto Rico Telephone Authority, (MBIA),
                                  Variable Rate, 1/16/15(1)                     1,728,000
  ---------------------------------------------------------------------------------------
                                                                            $   5,532,139
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 0.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Columbia, School District North 502,
                                  (FGIC), 0.00%, 6/1/17                     $     400,030
  ---------------------------------------------------------------------------------------
                                                                            $     400,030
  ---------------------------------------------------------------------------------------
  Insured-Lease Revenue / Certificates of Participation -- 1.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,250    Oregon State, Department of General
                                  Services, Real Property Financing
                                  Program, (AMBAC), 6.25%, 9/1/15           $   1,353,288
  ---------------------------------------------------------------------------------------
                                                                            $   1,353,288
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 0.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Portland, Arena Natural Gas Tax Revenue
                                  (AMBAC), 0.00%, 6/1/17                    $     353,470
  ---------------------------------------------------------------------------------------
                                                                            $     353,470
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 6.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Oregon Department of Transportation,
                                  (Westside Light Rail), (MBIA), 6.25%,
                                  6/1/09                                    $   1,680,735
  Aaa      AAA             945    Port of Portland, (Portland
                                  International Airport), (AMBAC), (AMT),
                                  6.25%, 7/1/18                                 1,008,816
  Aaa      AAA             750    Port of Portland, (Portland
                                  International Airport), (FGIC), (AMT),
                                  5.00%, 7/1/28                                   733,350
  Aaa      AAA           2,750    Port of Portland, Portland International
                                  Airport, (FGIC), (AMT), 6.00%, 7/1/23         2,919,758
  ---------------------------------------------------------------------------------------
                                                                            $   6,342,659
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 5.2%
  ---------------------------------------------------------------------------------------
  A        NR         $  1,000    Portland, Urban Renewal and
                                  Redevelopment Bonds, (Downtown
                                  Waterfront), 6.40%, 6/1/08                $   1,070,240
  NR       AAA           2,000    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)        1,987,500
  A1       AA+           2,000    Tri-County Metropolitan Transportation
                                  District, Limited Tax Pledge, 5.70%,
                                  8/1/13                                        2,133,660
  ---------------------------------------------------------------------------------------
                                                                            $   5,191,400
  ---------------------------------------------------------------------------------------
  Transportation -- 2.1%
  ---------------------------------------------------------------------------------------
  Baa3     BBB-       $  1,500    Port of Portland, Special Obligation
                                  Revenue Bonds, (Delta Airlines, Inc.),
                                  (AMT), 6.20%, 9/1/22                      $   1,555,110
  Baa1     A               500    Puerto Rico Highway and Transportation
                                  Authority, 6.375%, 7/1/08                       542,575
  ---------------------------------------------------------------------------------------
                                                                            $   2,097,685
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 2.3%
  ---------------------------------------------------------------------------------------
  NR       A+         $  2,000    Clackamas County, Water Revenue, 6.375%,
                                  10/1/14                                   $   2,239,620
  ---------------------------------------------------------------------------------------
                                                                            $   2,239,620
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $92,026,997)                                          $  98,671,610
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 22.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 10.0% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $4,329,640 or 4.3% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Electric Utilities -- 8.3%
  ---------------------------------------------------------------------------------------
  A2       A          $  1,650    Berkeley County, (South Carolina
                                  Electric and Gas Co.), 6.50%, 10/1/14     $   1,813,647
  Baa2     BBB-            500    Piedmont Municipal Power Agency,
                                  Electric Revenue, 5.25%, 1/1/21                 478,975
  Baa1     BBB+          1,000    Puerto Rico Electric Power Authority,
                                  4.75%, 7/1/24                                   949,780
  Aa2      AA-           1,000    South Carolina Public Service Authority,
                                  5.125%, 1/1/32                                  973,590
  ---------------------------------------------------------------------------------------
                                                                            $   4,215,992
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 7.6%
  ---------------------------------------------------------------------------------------
  A3       NR         $  1,750    Myrtle Beach Convention Center,
                                  Prerefunded to 7/1/02, 6.875%, 7/1/17     $   1,956,325
  Aaa      AAA             300    Piedmont Municipal Power Agency, (MBIA),
                                  Escrowed to Maturity, 6.25%, 1/1/09             349,557
  Baa1     BBB+          1,400    Puerto Rico Electric Power Authority,
                                  Prerefunded to 7/1/02, 6.25%, 7/1/17          1,536,192
  ---------------------------------------------------------------------------------------
                                                                            $   3,842,074
  ---------------------------------------------------------------------------------------
  General Obligations -- 1.3%
  ---------------------------------------------------------------------------------------
  Baa1     A          $    500    Puerto Rico, 0.00%, 7/1/18                $     190,150
  Baa1     A               500    Puerto Rico Public Improvement, 4.75%,
                                  7/1/23                                          475,390
  ---------------------------------------------------------------------------------------
                                                                            $     665,540
  ---------------------------------------------------------------------------------------
  Hospital -- 3.1%
  ---------------------------------------------------------------------------------------
  A3       NR         $  1,440    Horry County, (Conway Hospital), 6.75%,
                                  7/1/12                                    $   1,556,150
  ---------------------------------------------------------------------------------------
                                                                            $   1,556,150
  ---------------------------------------------------------------------------------------
  Housing -- 10.0%
  ---------------------------------------------------------------------------------------
  NR       AA-        $  1,780    South Carolina Housing Finance
                                  Authority, MFMR, (Runaway Bay
                                  Apartments), 6.20%, 12/1/20               $   1,860,509
  Aa       AA            1,500    South Carolina Housing Finance
                                  Authority, SFMR, 6.375%, 7/1/16               1,602,585

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Housing (continued)
  ---------------------------------------------------------------------------------------
  Aa2      NR         $  1,500    South Carolina Housing Finance
                                  Authority, SFMR, 6.45%, 7/1/17            $   1,604,130
  ---------------------------------------------------------------------------------------
                                                                            $   5,067,224
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 26.9%
  ---------------------------------------------------------------------------------------
  Baa2     BB         $  1,890    Aiken County, (Beloit Corp.), 6.00%,
                                  12/1/11                                   $   1,831,864
  NR       BBB+          1,500    Chester County, (Spring Industries),
                                  7.35%, 2/1/14                                 1,612,470
  A2       A-1+          1,150    Darlington County, (Carolina Power and
                                  Light Co.), 6.60%, 11/1/10                    1,276,086
  A1       AA-           1,500    Darlington County, (Nucor Corp.), (AMT),
                                  5.75%, 8/1/23                                 1,555,740
  A2       A             2,500    Darlington County, (Sonoco Products),
                                  6.00%, 4/1/26                                 2,662,949
  A2       A               500    Darlington County, (Sonoco Products),
                                  (AMT), 6.125%, 6/1/25                           530,875
  NR       NR              465    Florence County, (Stone Container Co.),
                                  7.375%, 2/1/07                                  494,402
  A3       BBB+          1,000    Georgetown County, (International Paper
                                  Co.), 5.70%, 10/1/21                          1,019,060
  A1       A-            1,000    Richland County, (Union Camp Corp.),
                                  (AMT), 6.75%, 5/1/22                          1,091,840
  A2       A+            1,500    York County, (Hoechst Celanese Corp.),
                                  (AMT), 5.70%, 1/1/24                          1,532,235
  ---------------------------------------------------------------------------------------
                                                                            $  13,607,521
  ---------------------------------------------------------------------------------------
  Insured-Education -- 1.0%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $    500    South Carolina Educational Facilities
                                  Authority, (Furman University), (AMBAC),
                                  5.00%, 10/1/29                            $     491,890
  ---------------------------------------------------------------------------------------
                                                                            $     491,890
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 8.1%
  ---------------------------------------------------------------------------------------
  Aaa      NR         $    500    Edgefield County, Water and Sewer
                                  Authority, (FGIC), 5.00%, 1/1/28          $     490,605
  Aaa      AAA             195    Piedmont Municipal Power Agency,
                                  Electric Revenue, (MBIA), 6.30%, 1/1/14         213,266
  Aaa      AAA           2,500    Puerto Rico Electric Power Authority,
                                  (MBIA), (IBC), 0.00%, 7/1/17                  1,024,825

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Electric Utilities (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,250    South Carolina Public Service Authority,
                                  (AMBAC), 6.375%, 7/1/21                   $   1,367,063
  Aaa      AAA           1,000    South Carolina State Public Service
                                  Authority, (MBIA), 5.00%, 1/1/29                980,930
  ---------------------------------------------------------------------------------------
                                                                            $   4,076,689
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 12.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,500    Greenwood County, (Self Memorial
                                  Hospital), (FGIC), 5.875%, 10/1/17        $   1,587,150
  Aaa      AAA           1,500    South Carolina Jobs Economic Development
                                  Authority, (Anderson Area Medical
                                  Center), (MBIA), 5.25%, 2/1/26                1,504,710
  Aaa      AAA           1,000    South Carolina Jobs Economic Development
                                  Authority, (Baptist Hospital), (AMBAC),
                                  5.45%, 8/1/15                                 1,035,460
  Aaa      AAA           1,000    South Carolina Jobs Economic Development
                                  Authority, (Baptist Hospital), (AMBAC),
                                  Variable Rate, 8/1/15(1)                      1,070,000
  NR       AAA           1,000    South Carolina Jobs Economic Development
                                  Authority, (Oconee Memorial Hospital),
                                  (CLEE), 6.15%, 3/1/25                         1,101,670
  ---------------------------------------------------------------------------------------
                                                                            $   6,298,990
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    South Carolina Housing Finance and
                                  Development Authority, SFMR, (AMBAC),
                                  (AMT), 5.95%, 7/1/29                      $   1,053,770
  ---------------------------------------------------------------------------------------
                                                                            $   1,053,770
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Lease Revenue / Certificates of Participation -- 3.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Charleston County, (Charleston PFC),
                                  (MBIA), 6.10%, 6/1/11                     $     553,195
  Aaa      AAA           1,000    Florence County, (Law Enforcement
                                  Center), (AMBAC), 6.00%, 3/1/14               1,089,570
  ---------------------------------------------------------------------------------------
                                                                            $   1,642,765
  ---------------------------------------------------------------------------------------
  Insured-Senior Living / Life Care -- 1.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Florence County, (McLeod Regional
                                  Medical Center), (MBIA), 5.00%, 11/1/20   $     976,010
  ---------------------------------------------------------------------------------------
                                                                            $     976,010
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 1.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Charleston, Waterworks and Sewer
                                  Revenue, (FGIC), 4.50%, 1/1/24            $     924,570
  ---------------------------------------------------------------------------------------
                                                                            $     924,570
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 1.7%
  ---------------------------------------------------------------------------------------
  Baa2     NR         $    750    Lexington County School District, 6.90%,
                                  7/1/08                                    $     847,118
  ---------------------------------------------------------------------------------------
                                                                            $     847,118
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 3.1%
  ---------------------------------------------------------------------------------------
  NR       A          $  1,500    South Carolina Education Authority,
                                  Student Loan, (AMT), 6.30%, 9/1/08        $   1,592,835
  ---------------------------------------------------------------------------------------
                                                                            $   1,592,835
  ---------------------------------------------------------------------------------------
  Solid Waste -- 3.4%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,500    Spartanburg County, Solid Waste,
                                  (Bavarian Motor Works Corp.), (AMT),
                                  7.55%, 11/1/24                            $   1,706,115
  ---------------------------------------------------------------------------------------
                                                                            $   1,706,115
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 0.7%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    375    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)    $     372,656
  ---------------------------------------------------------------------------------------
                                                                            $     372,656
  ---------------------------------------------------------------------------------------
  Transportation -- 3.3%
  ---------------------------------------------------------------------------------------
  NR       BBB-       $  1,000    Connector 2000 Association Inc., Bridge
                                  & Toll Road Revenue, (Southern
                                  Connector), 5.25%, 1/1/23                 $     937,310
  Baa1     A               750    Puerto Rico Highway and Transportation
                                  Authority, 4.75%, 7/1/38                        712,275
  ---------------------------------------------------------------------------------------
                                                                            $   1,649,585
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $46,719,996)                                          $  50,587,494
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 31.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance The aggregate percentage by financial institution ranged from 2.2% to 12.1% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $372,656 or 0.7% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 4.8%
  ---------------------------------------------------------------------------------------
  Baa2     NR         $  1,000    Metropolitan Government of Nashville and
                                  Davidson County, (Belmont University),
                                  6.40%, 12/1/19                            $   1,070,520
  Aa3      AA            1,500    Metropolitan Government of Nashville and
                                  Davidson County, (Vanderbilt
                                  University), 5.00%, 10/1/28                   1,471,515
  ---------------------------------------------------------------------------------------
                                                                            $   2,542,035
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 8.0%
  ---------------------------------------------------------------------------------------
  Baa1     NR         $    500    Clarksville, (Clarksville Memorial),
                                  Prerefunded to 7/1/03, 6.25%, 7/1/08      $     556,165
  Baa1     NR              500    Clarksville, (Clarksville Memorial),
                                  Prerefunded to 7/1/03, 6.375%, 7/1/18           558,640
  Aaa      AAA           1,000    Johnson, School District Sales Tax,
                                  (AMBAC), Prerefunded to 5/1/06, 6.70%,
                                  5/1/21                                        1,167,340
  NR       AAA             300    Puerto Rico, "RIBS", (AMBAC),
                                  Prerefunded to 7/1/02, Variable Rate,
                                  7/1/15(1)(2)                                    351,321
  Aaa      AAA           1,500    Shelby County, (Lebonheur Children's
                                  Hospital), (MBIA), Escrowed to Maturity,
                                  5.50%, 8/15/12                                1,623,825
  ---------------------------------------------------------------------------------------
                                                                            $   4,257,291
  ---------------------------------------------------------------------------------------
  General Obligations -- 4.0%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  1,000    Metropolitan Government of Nashville and
                                  Davidson County, 5.875%, 5/15/21          $   1,085,660
  Aa3      AA+           1,000    Shelby County, 5.125%, 3/1/16                 1,035,200
  ---------------------------------------------------------------------------------------
                                                                            $   2,120,860
  ---------------------------------------------------------------------------------------
  Hospital -- 6.3%
  ---------------------------------------------------------------------------------------
  Baa1     BBB+       $    250    Knox County, (East Tennessee
                                  Children's), 6.50%, 10/1/12               $     264,383

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aa2      AA+           1,000    Metropolitan Government of Nashville and
                                  Davidson County, (Charity Obligated
                                  Group), 5.125%, 11/1/27                   $     977,870
  Baa2     BBB        $  1,000    Montgomery County, (Clarksville Regional
                                  Health System), 5.375%, 1/1/28                  961,000
  NR       A-            1,000    Sumner County, (Sumner Regional Health
                                  Systems), 7.50%, 11/1/14                      1,141,320
  ---------------------------------------------------------------------------------------
                                                                            $   3,344,573
  ---------------------------------------------------------------------------------------
  Housing -- 15.1%
  ---------------------------------------------------------------------------------------
  NR       A          $    750    Knoxville Community Development Corp.,
                                  (Clinton Towers), 6.65%, 10/15/10         $     791,595
  NR       AAA             500    Knoxville Community Development Corp.,
                                  (Morningside Gardens), (GNMA), 6.10%,
                                  7/20/20                                         520,055
  NR       A             1,500    Metropolitan Government of Nashville and
                                  Davidson County, (The Park at
                                  Hermitage), 5.90%, 2/1/19                     1,533,255
  Aa2      A-1+          1,000    Tennessee Housing Development Agency,
                                  5.375%, 7/1/23                                1,010,510
  A1       A+            1,000    Tennessee Housing Development Agency,
                                  5.85%, 7/1/13                                 1,041,260
  A1       A+            2,000    Tennessee Housing Development Agency,
                                  5.95%, 7/1/28                                 2,076,779
  Aa       AA            1,000    Tennessee Housing Development Agency,
                                  (AMT), 5.75%, 7/1/24                          1,024,990
  ---------------------------------------------------------------------------------------
                                                                            $   7,998,444
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 26.6%
  ---------------------------------------------------------------------------------------
  Aa3      AA-        $  1,000    Chattanooga, (E.I. du Pont de Nemours
                                  and Co.), 6.35%, 7/1/22                   $   1,098,010
  NR       NR              500    Hardeman County, (Correctional
                                  Facilities Corp.), 7.75%, 8/1/17                562,925
  Aa3      AA-           1,000    Humphreys County, (E.I. du Pont de
                                  Nemours and Co.), (AMT), 6.70%, 5/1/24        1,115,230
  Aa2      AA            2,000    Loudon County, (Kimberly-Clark Corp.),
                                  (AMT), 6.20%, 2/1/23                          2,152,859

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  A3       A          $  2,250    Maury County, (Saturn Corp.), 6.50%,
                                  9/1/24                                    $   2,437,222
  Baa1     BBB           1,500    McMinn County, (Calhoun Newsprint Co. -
                                  Bowater Inc.), (AMT), 7.40%, 12/1/22          1,662,720
  Baa2     BBB           1,000    Memphis-Shelby County Airport Authority,
                                  (Federal Express Corp.), 6.75%, 9/1/12        1,092,550
  Baa2     BBB           1,000    Memphis-Shelby County Airport Authority,
                                  (Federal Express Corp.), (AMT), 6.20%,
                                  7/1/14                                        1,042,970
  NR       NR              500    Metropolitan Government of Nashville and
                                  Davidson County, (Osco Treatment
                                  Systems), (AMT), 6.00%, 5/1/03                  519,815
  Baa3     BBB-          1,250    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               1,351,188
  A3       NR            1,000    South Fulton County, (Tyson Foods Co.),
                                  (AMT), 6.40%, 10/1/20                         1,080,370
  ---------------------------------------------------------------------------------------
                                                                            $  14,115,859
  ---------------------------------------------------------------------------------------
  Insured-Education -- 4.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,230    Metropolitan Government of Nashville and
                                  Davidson County, HEFA, (Meharry Medical
                                  College), (AMBAC), 6.00%, 12/1/19         $   1,404,082
  Aaa      AAA           1,000    Metropolitan Government of Nashville and
                                  Davidson County, HEFA, (Meharry Medical
                                  College), (AMBAC),5.00%, 12/1/24                982,150
  ---------------------------------------------------------------------------------------
                                                                            $   2,386,232
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 6.4%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Lawrenceburg, Electric Revenues, (MBIA),
                                  6.625%, 7/1/18                            $   1,221,800
  Aaa      AAA           1,750    Madison County Suburban Utility
                                  District, (MBIA), 5.00%, 2/1/19               1,740,113
  Aaa      AAA             400    Puerto Rico Electric Power Authority,
                                  STRIPES, (FSA), Variable Rate, 8.17%,
                                  7/1/03(2)                                       463,000
  ---------------------------------------------------------------------------------------
                                                                            $   3,424,913
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 4.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    500    Bristol, (Bristol Memorial Hospital),
                                  (FGIC), 6.75%, 9/1/10                     $     606,515
  Aaa      AAA             250    Chattanooga, (Memorial Hospital),
                                  (MBIA), 6.625%, 9/1/09                          299,570
  Aaa      AAA           1,500    Chattanooga-Hamilton County, (Erlanger
                                  Medical Center), (MBIA), 5.00%, 10/1/28       1,471,515
  Aaa      AAA             250    Jackson, Hospital Revenue,
                                  (Jackson-Madison County General
                                  Hospital), (AMBAC), 5.00%, 4/1/28               245,288
  ---------------------------------------------------------------------------------------
                                                                            $   2,622,888
  ---------------------------------------------------------------------------------------
  Insured-Housing -- 2.1%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Knox County, SCA Realty, MFMR, (FSA),
                                  7.125%, 1/1/30                            $   1,110,190
  ---------------------------------------------------------------------------------------
                                                                            $   1,110,190
  ---------------------------------------------------------------------------------------
  Insured-Special Tax Revenue -- 0.9%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    500    Puerto Rico Public Finance Corp.,
                                  (AMBAC-TCRS), Variable Rate,
                                  6/1/26(1)(2)                              $     504,700
  ---------------------------------------------------------------------------------------
                                                                            $     504,700
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 2.2%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Memphis-Shelby County Airport Authority,
                                  (MBIA), (AMT), 6.50%, 2/15/08             $   1,163,160
  ---------------------------------------------------------------------------------------
                                                                            $   1,163,160
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 2.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    350    Metropolitan Government of Nashville and
                                  Davidson County, Water System, (AMBAC),
                                  Variable Rate, 1/1/22(2)                  $     403,375
  Aaa      AAA           1,000    Metropolitan Government of Nashville and
                                  Davidson County, Water System, (FGIC),
                                  5.20%, 1/1/13                                 1,060,360
  ---------------------------------------------------------------------------------------
                                                                            $   1,463,735
  ---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Nursing Home -- 2.1%
  ---------------------------------------------------------------------------------------
  NR       AA         $  1,000    Tennessee State Veterans' Homes Board,
                                  (Humboldt), 6.65%, 2/1/14                 $   1,117,610
  ---------------------------------------------------------------------------------------
                                                                            $   1,117,610
  ---------------------------------------------------------------------------------------
  Pooled Loans -- 3.4%
  ---------------------------------------------------------------------------------------
  NR       A          $  1,200    Tennessee Local Development Authority,
                                  Community Provider, 6.55%, 10/1/23        $   1,308,888
  A2       AA              500    Tennessee Local Development Authority,
                                  State Loan Program, 5.00%, 3/1/15               499,995
  ---------------------------------------------------------------------------------------
                                                                            $   1,808,883
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.2%
  ---------------------------------------------------------------------------------------
  NR       AAA        $    625    Puerto Rico, Infrastructure Financing
                                  Authority, Variable Rate, 7/1/28(1)(2)    $     621,094
  ---------------------------------------------------------------------------------------
                                                                            $     621,094
  ---------------------------------------------------------------------------------------
  Transportation -- 4.7%
  ---------------------------------------------------------------------------------------
  NR       NR         $    900    Memphis-Shelby County Airport Authority,
                                  6.12%, 12/1/16                            $     916,515
  Baa1     A             1,575    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                      1,560,416
  ---------------------------------------------------------------------------------------
                                                                            $   2,476,931
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $49,054,272)                                          $  53,079,398
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 29.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.0% to 14.2% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $1,477,115 or 2.7% of the Portfolio's net assets.
(2)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Education -- 4.6%
  ---------------------------------------------------------------------------------------
  NR       A-         $  2,000    Lynchburgh, (Randolph-Macon Woman's
                                  College), 5.875%, 9/1/23                  $   2,093,440
  NR       A-            2,000    Medical College of Hampton Roads,
                                  6.875%, 11/15/11                              2,148,900
  Baa3     NR            1,000    Rockingham County IDA, (Bridgewater
                                  College), 5.95%, 10/1/13                      1,038,270
  NR       A+            1,000    Virginia College Building Authority,
                                  (Hampton University), 5.75%, 4/1/14           1,055,330
  NR       A+              400    Virginia College Building Authority,
                                  (Hampton University), 6.50%, 4/1/08             439,800
  ---------------------------------------------------------------------------------------
                                                                            $   6,775,740
  ---------------------------------------------------------------------------------------
  Escrowed / Prerefunded -- 15.9%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,665    Arlington County IDA, (AMBAC),
                                  Prerefunded to 9/1/03, 5.00%, 9/1/21      $   1,650,548
  Aaa      NR            1,000    Arlington County IDA, (Arlington
                                  Hospital), Prerefunded to 9/1/01,
                                  7.125%, 9/1/21                                1,106,630
  A        NR              500    Augusta County IDA, (Augusta Hospital),
                                  Prerefunded to 9/1/01, 7.00%, 9/1/21            550,605
  Aaa      AAA           2,000    Loudoun County IDA, (Falcons Landing),
                                  Prerefunded to 11/1/04, 8.75%, 11/1/24        2,537,740
  A2       NR            1,250    Martinsville, (Memorial Hospital of
                                  Martinsville and Henry County),
                                  Prerefunded to 1/1/01, 7.00%, 1/1/06          1,327,175
  Aaa      NR            2,400    Prince William County IDA, (Potomac
                                  Hospital), Prerefunded to 10/1/05,
                                  6.85%, 10/1/25                                2,844,648
  Aaa      AAA           1,000    Richmond Metropolitan Authority
                                  Expressway, (FGIC), Prerefunded to
                                  7/15/02, 6.375%, 7/15/16                      1,105,230
  A        NR            3,000    Rockingham and Harrisonburg Counties,
                                  Harrisonburg Redevelopment and Housing
                                  Authority, Prerefunded to 9/1/01, 6.50%,
                                  9/1/14                                        3,217,380

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Escrowed / Prerefunded (continued)
  ---------------------------------------------------------------------------------------
  NR       NR         $  2,000    Virgin Islands Public Finance Authority,
                                  Prerefunded to 10/1/02, 7.25%, 10/1/18    $   2,279,700
  NR       NR              925    Virgin Islands Water and Power
                                  Authority, Prerefunded to 7/1/01, 7.40%,
                                  7/1/11                                        1,012,884
  NR       A+            1,700    Virginia Beach, Water and Sewer System,
                                  Prerefunded to 2/1/02, 6.625%, 2/1/17         1,868,487
  NR       AAA           1,570    Virginia College Building Authority,
                                  (Hampden-Sydney College), Prerefunded to
                                  9/1/01, 6.60%, 9/1/16                         1,719,119
  A2       NR            1,060    Washington County IDA, (Johnston
                                  Memorial Hospital), Prerefunded to
                                  7/1/02, 7.00%, 7/1/22                         1,188,398
  A2       NR            1,000    Washington County IDA, (Johnston
                                  Memorial Hospital), Prerefunded to
                                  7/1/05, 6.00%, 7/1/14                         1,123,930
  ---------------------------------------------------------------------------------------
                                                                            $  23,532,474
  ---------------------------------------------------------------------------------------
  General Obligations -- 2.0%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Fairfax County, 5.625%, 6/1/14            $   1,070,110
  Baa1     A               350    Puerto Rico, 0.00%, 7/1/04                      283,350
  Baa1     A             1,700    Puerto Rico, 4.50%, 7/1/23                    1,564,136
  ---------------------------------------------------------------------------------------
                                                                            $   2,917,596
  ---------------------------------------------------------------------------------------
  Hospital -- 11.7%
  ---------------------------------------------------------------------------------------
  A2       NR         $  3,800    Albermarle County IDA, (Martha Jefferson
                                  Hospital), 5.50%, 10/1/20                 $   3,855,366
  A2       NR              170    Chesapeake Hospital Authority,
                                  (Chesapeake General Hospital), 7.60%,
                                  7/1/00                                          175,794
  Aa2      AA            2,910    Fairfax County IDA, (Inova Health System
                                  Hospitals), 5.00%, 8/15/14                    2,958,655
  Aa2      AA            2,000    Fairfax County IDA, (Inova Health System
                                  Hospitals), 5.00%, 8/15/15                    2,025,780
  Aa2      AA            1,000    Fairfax County IDA, (Inova Health System
                                  Hospitals), 6.00%, 8/15/26                    1,086,290

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aa2      AA-        $  3,500    Peninsula Ports Authority of Virginia,
                                  (Riverside Health System), 6.625%,
                                  7/1/10                                    $   3,882,970
  Aa2      AA            3,000    Virginia Beach Development Authority,
                                  (Sentara Bayside Hospital), 6.60%,
                                  11/1/09                                       3,293,310
  ---------------------------------------------------------------------------------------
                                                                            $  17,278,165
  ---------------------------------------------------------------------------------------
  Housing -- 9.2%
  ---------------------------------------------------------------------------------------
  NR       BBB        $  1,000    Alexandria, Redevelopment and Housing
                                  Authority, Multi-family Housing Revenue,
                                  (Buckingham Village Apartments), (AMT),
                                  5.45%, 7/1/18                             $     992,840
  NR       AAA           1,250    Fairfax County Redevelopment and Housing
                                  Authority MFMR, FHA, 7.00%, 5/1/26            1,331,350
  NR       AAA             960    Hampton Redevelopment and Housing
                                  Authority, Senior Living, (GNMA), 6.00%,
                                  1/20/26                                       1,021,843
  NR       AAA           1,000    Newport News Redevelopment and Housing
                                  Authority, MFMR, 5.85%, 8/20/30               1,058,140
  NR       AAA           1,800    Suffolk Redevelopment and Housing
                                  Authority, (Prince Williams Commons),
                                  (FNMA), 6.45%, 6/1/19                         1,969,848
  Aa       AA+           5,000    Virginia Housing Development Authority,
                                  MFMR, (AMT), 6.75%, 7/1/21                    5,250,550
  Aa       NR            1,900    Virginia Housing Development Authority,
                                  SFMR, Variable Rate, 7/1/04(1)                2,025,875
  ---------------------------------------------------------------------------------------
                                                                            $  13,650,446
  ---------------------------------------------------------------------------------------
  Industrial Development Revenue -- 19.5%
  ---------------------------------------------------------------------------------------
  Baa2     NR         $  4,500    Bedford County, (Nekoosa Packaging),
                                  (AMT), 5.60%, 12/1/25                     $   4,565,970
  Aa3      AA-           2,190    Chesapeake, (Cargill, Inc.), 5.875%,
                                  3/1/13                                        2,338,767
  A2       A+            1,500    Giles, (Hoechst Celanese Corp.), (AMT),
                                  5.95%, 12/1/25                                1,552,095
  A2       A+            2,000    Giles, (Hoechst Celanese Corp.), (AMT),
                                  6.45%, 5/1/26                                 2,180,740

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Industrial Development Revenue (continued)
  ---------------------------------------------------------------------------------------
  A2       A+         $    500    Giles, (Hoechst Celanese Corp.), (AMT),
                                  6.625%, 12/1/22                           $     535,105
  A3       A-            2,000    Henrico County, (Browning Ferris, Inc.),
                                  (AMT), 5.45%, 1/1/14                          2,094,460
  A1       A-            4,000    Isle of Wright County IDA, (Union Camp
                                  Corp.), (AMT), 6.55%, 4/1/24(2)               4,339,800
  A1       A+            2,000    James City County IDA, (Anheuser Busch),
                                  (AMT), 6.00%, 4/1/32                          2,140,880
  Baa3     BBB-          1,000    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26               1,080,950
  Baa3     BBB-          1,000    Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.30%, 6/1/23               1,062,300
  Baa3     BBB             980    West Point, (Chesapeake Corp.), 6.25%,
                                  3/1/19                                        1,035,703
  Baa3     BBB           5,520    West Point, (Chesapeake Corp.), (AMT),
                                  6.375%, 3/1/19                                5,820,839
  ---------------------------------------------------------------------------------------
                                                                            $  28,747,609
  ---------------------------------------------------------------------------------------
  Insured-Electric Utilities -- 0.7%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $    900    Puerto Rico Telephone Authority, (MBIA),
                                  Variable Rate, 1/16/15(1)                 $     972,000
  ---------------------------------------------------------------------------------------
                                                                            $     972,000
  ---------------------------------------------------------------------------------------
  Insured-General Obligations -- 3.5%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  5,250    Richmond, (FGIC), 5.00%, 1/15/21(2)       $   5,198,025
  ---------------------------------------------------------------------------------------
                                                                            $   5,198,025
  ---------------------------------------------------------------------------------------
  Insured-Hospital -- 8.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  3,585    Fredericksburg IDA, (Medicorp Health),
                                  (AMBAC), 5.25%, 6/15/23                   $   3,608,840
  Aaa      AAA           1,500    Henrico County, (Bon Secour Health
                                  Systems), (MBIA), 6.25%, 8/15/20              1,754,925
  Aaa      AAA           5,000    Virginia Beach, (Virginia Beach Memorial
                                  Hospital), (AMBAC), 5.125%, 2/15/18           5,097,500

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Insured-Hospital (continued)
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Winchester IDA, (Winchester Medical
                                  Center), (AMBAC), Variable Rate,
                                  1/21/14(1)                                $   2,540,000
  ---------------------------------------------------------------------------------------
                                                                            $  13,001,265
  ---------------------------------------------------------------------------------------
  Insured-Miscellaneous -- 1.3%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  2,000    Norfolk, Parking System Revenue, (MBIA),
                                  5.00%, 2/1/29(3)                          $   1,980,000
  ---------------------------------------------------------------------------------------
                                                                            $   1,980,000
  ---------------------------------------------------------------------------------------
  Insured-Transportation -- 0.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,105    Metropolitan Washington Airports
                                  Authority, (MBIA), (AMT), 5.75%, 10/1/20  $   1,156,438
  ---------------------------------------------------------------------------------------
                                                                            $   1,156,438
  ---------------------------------------------------------------------------------------
  Insured-Water and Sewer -- 8.8%
  ---------------------------------------------------------------------------------------
  Aaa      AAA        $  1,000    Loudoun County, Sanitation Authority,
                                  Water and Sewer Revenue, (MBIA), 4.75%,
                                  1/1/21                                    $     961,150
  Aaa      AAA           1,000    Prince William County Service Authority,
                                  (FGIC), 4.75%, 7/1/29                           951,380
  Aaa      AAA           4,000    Richmond, Public Utility Revenue,
                                  (MBIA), 5.125%, 1/15/28                       4,016,360
  Aaa      AAA           3,000    Upper Occoquan Sewage Authority, (MBIA),
                                  5.00%, 7/1/25                                 2,967,300
  Aaa      AAA           1,000    Upper Occoquan Sewage Authority, (MBIA),
                                  5.15%, 7/1/20                                 1,033,470
  Aaa      AAA           3,150    Upper Occoquan Sewer Authority, (MBIA),
                                  4.75%, 7/1/29                                 2,996,847
  ---------------------------------------------------------------------------------------
                                                                            $  12,926,507
  ---------------------------------------------------------------------------------------
  Lease Revenue / Certificates of Participation -- 4.3%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  2,000    Henrico County IDA, Lease, 7.00%, 8/1/13  $   2,340,160
  Aa2      AA            2,250    Henrico County IDA, Lease, 7.125%,
                                  8/1/21                                        2,641,410
  NR       NR            1,250    King George County IDA, Lease, 7.00%,
                                  12/15/12                                      1,321,475
  ---------------------------------------------------------------------------------------
                                                                            $   6,303,045
  ---------------------------------------------------------------------------------------

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------
  Nursing Home -- 0.2%
  ---------------------------------------------------------------------------------------
  NR       NR         $    215    Covington-Allegheny County IDA, (Beverly
                                  Enterprises), 9.375%, 9/1/01              $     226,799
  ---------------------------------------------------------------------------------------
                                                                            $     226,799
  ---------------------------------------------------------------------------------------
  Solid Waste -- 1.6%
  ---------------------------------------------------------------------------------------
  Baa1     A-         $  2,250    Southeastern Public Service Authority,
                                  Solid Waste Systems, (AMT), 6.00%,
                                  7/1/13                                    $   2,347,920
  ---------------------------------------------------------------------------------------
                                                                            $   2,347,920
  ---------------------------------------------------------------------------------------
  Special Tax Revenue -- 1.8%
  ---------------------------------------------------------------------------------------
  NR       NR         $  1,500    Dulles Community Development Authority,
                                  (Dulles Town Center), 6.25%, 3/1/26       $   1,526,265
  Aa       AA            1,000    Virginia State Transportation Board
                                  Revenue, Route 28, Variable Rate,
                                  4/1/18(1)                                     1,181,210
  ---------------------------------------------------------------------------------------
                                                                            $   2,707,475
  ---------------------------------------------------------------------------------------
  Transportation -- 2.2%
  ---------------------------------------------------------------------------------------
  NR       BBB        $    400    Charlottesville-Albermarle, Airport
                                  Authority, (AMT), 6.125%, 12/1/13         $     419,496
  Baa1     A             1,500    Puerto Rico Highway and Transportation
                                  Authority, 5.00%, 7/1/36                      1,486,110
  Aa2      AA            1,250    Virginia Port Authority, (AMT), 5.90%,
                                  7/1/16                                        1,336,213
  ---------------------------------------------------------------------------------------
                                                                            $   3,241,819
  ---------------------------------------------------------------------------------------
  Water and Sewer -- 3.1%
  ---------------------------------------------------------------------------------------
  Aa2      AA         $  1,500    Fairfax County Water Authority, 5.00%,
                                  4/1/21                                    $   1,519,020
  Aa2      AA              805    Fairfax County Water Authority, 6.00%,
                                  4/1/22                                          887,826
  Aa2      AA-           1,000    Fairfax County Water Authority, Variable
                                  Rate, 4/1/29(1)(4)                            1,093,250

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

  RATINGS
  -----------        PRINCIPAL
                     AMOUNT
           STANDARD  (000'S
  MOODY'S  & POOR'S  OMITTED)     SECURITY                                  VALUE
  ---------------------------------------------------------------------------------------

  Water and Sewer (continued)
  ---------------------------------------------------------------------------------------
  NR       AA         $  1,000    Virginia Resource Authority, (Hopewell
                                  Waste Water), (AMT), 6.00%, 1/1/25        $   1,080,270
  ---------------------------------------------------------------------------------------
                                                                            $   4,580,366
  ---------------------------------------------------------------------------------------
  Total Tax-Exempt Investments -- 100.0%
     (identified cost $134,784,173)                                         $ 147,543,689
  ---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 1999, 25.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.9% to 12.1% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)  When-issued security.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $1,093,250 or 0.7% of the Portfolio's net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999

                                      ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $85,855,302          $52,365,476           $74,051,935          $ 98,349,521
   Unrealized appreciation                  6,903,616            4,012,438             6,190,335             8,433,839
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $92,758,918          $56,377,914           $80,242,270          $106,783,360
-------------------------------------------------------------------------------------------------------------------------
Cash                                      $       698          $       919           $ 2,825,969          $    298,743
Interest receivable                         1,331,949              802,520             1,005,707             1,602,179
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $94,091,565          $57,181,353           $84,073,946          $108,684,282
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities        $ 3,055,650          $ 1,625,456           $ 2,402,543          $         --
Demand note payable                            25,000              511,000                    --                    --
Payable to affiliate for Trustees'
   fees                                            92                   79                    60                    80
Other accrued expenses                          6,531                3,177                 2,750                 5,404
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $ 3,087,273          $ 2,139,712           $ 2,405,353          $      5,484
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $91,004,292          $55,041,641           $81,668,593          $108,678,798
-------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $84,100,676          $51,029,203           $75,478,258          $100,244,959
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         6,903,616            4,012,438             6,190,335             8,433,839
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $91,004,292          $55,041,641           $81,668,593          $108,678,798
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999

                                      LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                         $32,923,087           $ 97,548,848          $67,193,631              $129,769,473
   Unrealized appreciation                   1,931,485              4,588,057            7,044,599                13,822,288
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                      $34,854,572           $102,136,905          $74,238,230              $143,591,761
----------------------------------------------------------------------------------------------------------------------------------
Cash                                       $   715,028           $     43,188          $   785,567              $    123,094
Receivable for investments sold                165,000                     --              601,265                        --
Receivable for when-issued
   securities sold                                  --              3,546,846                   --                        --
Interest receivable                            604,251              1,352,487              852,280                 2,077,203
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $36,338,851           $107,079,426          $76,477,342              $145,792,058
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased          $   432,400           $         --          $        --              $         --
Payable for when-issued securities                  --              3,289,180            1,680,000                        --
Payable to affiliate for Trustees'
   fees                                            230                     --                  196                       156
Other accrued expenses                           6,343                  7,179                8,965                     9,766
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $   438,973           $  3,296,359          $ 1,689,161              $      9,922
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                   $35,899,878           $103,783,067          $74,788,181              $145,782,136
----------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals           $33,968,393           $ 99,195,010          $67,743,582              $131,959,848
Net unrealized appreciation
   (computed on the basis of
   identified cost)                          1,931,485              4,588,057            7,044,599                13,822,288
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                      $35,899,878           $103,783,067          $74,788,181              $145,782,136
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999

                                      OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $ 92,026,997            $46,719,996               $49,054,272           $134,784,173
   Unrealized appreciation                  6,644,613              3,867,498                 4,025,126             12,759,516
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $ 98,671,610            $50,587,494               $53,079,398           $147,543,689
--------------------------------------------------------------------------------------------------------------------------------
Cash                                     $  1,280,760            $   487,709               $   298,099           $    874,055
Interest receivable                         1,275,127                661,041                   724,709              2,205,204
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $101,227,497            $51,736,244               $54,102,206           $150,622,948
--------------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased        $  1,495,748            $   493,412               $        --           $         --
Payable for when-issued securities                 --                     --                        --              1,985,682
Payable to affiliate for Trustees'
   fees                                         1,176                     75                       194                     --
Other accrued expenses                         12,640                  3,259                     7,410                  3,641
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $  1,509,564            $   496,876               $     7,604           $  1,989,323
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $ 99,717,933            $51,229,368               $54,094,602           $148,633,625
--------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $ 93,073,320            $47,371,870               $50,069,476           $135,874,109
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         6,644,613              3,867,498                 4,025,126             12,759,516
--------------------------------------------------------------------------------------------------------------------------------
TOTAL                                    $ 99,717,933            $51,239,368               $54,094,602           $148,633,625
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

                                      ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                                  $ 2,556,931           $1,535,898           $ 2,356,614          $ 3,176,456
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,556,931           $1,535,898           $ 2,356,614          $ 3,176,456
-------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   168,550           $   82,019           $   149,732          $   214,510
Trustees fees and expenses                      4,195                4,120                 4,255                5,669
Custodian fee                                  25,777               15,860                20,072               29,744
Legal and accounting services                  18,360               18,251                18,223               20,291
Amortization of organization
   expenses                                        --                  747                    --                   --
Miscellaneous                                   4,771                5,800                 4,820                6,017
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   221,653           $  126,797           $   197,102          $   276,231
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     5,986           $       --           $    13,689          $    10,597
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     5,986           $       --           $    13,689          $    10,597
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   215,667           $  126,797           $   183,413          $   265,634
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 2,341,264           $1,409,101           $ 2,173,201          $ 2,910,822
-------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $   865,253           $  191,960           $   794,712          $   459,994
   Financial futures contracts                (93,298)             (30,828)             (122,496)            (168,515)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                         $   771,955           $  161,132           $   672,216          $   291,479
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(1,293,126)          $ (551,990)          $(1,143,990)         $(1,097,952)
   Financial futures contracts                 43,140               45,369               136,956              171,430
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(1,249,986)          $ (506,621)          $(1,007,034)         $  (926,522)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (478,031)          $ (345,489)          $  (334,818)         $  (635,043)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,863,233           $1,063,612           $ 1,838,383          $ 2,275,779
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

                                      LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
Interest                                    $ 979,314            $ 2,897,640            $2,071,239              $ 4,235,328
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                     $ 979,314            $ 2,897,640            $2,071,239              $ 4,235,328
----------------------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                      $  40,501            $   196,501            $  127,050              $   304,198
Trustees fees and expenses                      1,572                  5,977                 5,011                    7,642
Custodian fee                                  14,266                 33,062                22,451                   40,502
Legal and accounting services                  15,279                 19,934                18,899                   20,434
Amortization of organization
   expenses                                       701                     --                    --                       --
Miscellaneous                                   2,472                  8,422                 4,701                    5,900
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $  74,791            $   263,896            $  178,112              $   378,676
----------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee               $   5,246            $    16,374            $    8,963              $     8,218
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                    $   5,246            $    16,374            $    8,963              $     8,218
----------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                $  69,545            $   247,522            $  169,149              $   370,458
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 909,769            $ 2,650,118            $1,902,090              $ 3,864,870
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)               $ 192,989            $   911,144            $  170,839              $   381,873
   Financial futures contracts                (24,918)               (57,252)             (102,445)                  67,748
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                           $ 168,071            $   853,892            $   68,394              $   449,621
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                                $(466,411)           $(2,576,445)           $ (600,928)             $(1,510,247)
   Financial futures contracts                 33,128                 84,256               114,183                       --
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)              $(433,283)           $(2,492,189)           $ (486,745)             $(1,510,247)
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(265,212)           $(1,638,297)           $ (418,351)             $(1,060,626)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $ 644,557            $ 1,011,821            $1,483,739              $ 2,804,244
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

                                      OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------------------------
Interest                                 $ 2,892,752              $1,425,331               $1,482,183            $ 4,265,359
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 2,892,752              $1,425,331               $1,482,183            $ 4,265,359
--------------------------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   191,617              $   72,129               $   78,076            $   304,704
Trustees fees and expenses                     7,602                   1,767                    5,010                  7,486
Custodian fee                                 35,915                  17,264                   19,202                 36,475
Legal and accounting services                 21,118                  17,347                   19,034                 19,934
Amortization of organization
   expenses                                       --                     703                       --                     --
Miscellaneous                                  8,736                   2,818                    2,866                  6,048
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   264,988              $  112,028               $  124,188            $   374,647
--------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $     7,628              $    4,351               $    3,866            $    15,269
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $     7,628              $    4,351               $    3,866            $    15,269
--------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   257,360              $  107,677               $  120,322            $   359,378
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 2,635,392              $1,317,654               $1,361,861            $ 3,905,981
--------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   990,785              $  291,283               $   59,062            $   756,856
   Financial futures contracts                86,092                 (29,550)                 (71,805)               (88,080)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $ 1,076,877              $  261,733               $  (12,743)           $   668,776
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(1,231,204)             $ (744,664)              $ (230,423)           $(1,504,010)
   Financial futures contracts                    --                      --                   80,022                129,625
--------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(1,231,204)             $ (744,664)              $ (150,401)           $(1,374,385)
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $  (154,327)             $ (482,931)              $ (163,144)           $  (705,609)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,481,065              $  834,723               $1,198,717            $ 3,200,372
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

Increase (Decrease) in Net Assets     ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 2,341,264          $ 1,409,101          $  2,173,201          $  2,910,822
   Net realized gain                          771,955              161,132               672,216               291,479
   Net change in unrealized
      appreciation (depreciation)          (1,249,986)            (506,621)           (1,007,034)             (926,522)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,863,233          $ 1,063,612          $  1,838,383          $  2,275,779
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,564,046          $ 2,452,359          $  3,175,113          $  3,232,703
   Withdrawals                             (8,199,690)          (4,729,374)          (10,596,177)           (9,464,964)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(5,635,644)         $(2,277,015)         $ (7,421,064)         $ (6,232,261)
-------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(3,772,411)         $(1,213,403)         $ (5,582,681)         $ (3,956,482)
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                    $94,776,703          $56,255,044          $ 87,251,274          $112,635,280
-------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $91,004,292          $55,041,641          $ 81,668,593          $108,678,798
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

Increase (Decrease) in Net Assets     LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $   909,769           $  2,650,118          $ 1,902,090              $  3,864,870
   Net realized gain                           168,071                853,892               68,394                   449,621
   Net change in unrealized
      appreciation (depreciation)             (433,283)            (2,492,189)            (486,745)               (1,510,247)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $   644,557           $  1,011,821          $ 1,483,739              $  2,804,244
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $ 2,392,060           $  5,458,731          $ 4,337,049              $  3,586,291
   Withdrawals                              (3,646,512)            (7,839,738)          (5,430,604)              (13,538,523)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                    $(1,254,452)          $ (2,381,007)         $(1,093,555)             $ (9,952,232)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                  $  (609,895)          $ (1,369,186)         $   390,184              $ (7,147,988)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                     $36,509,773           $105,152,253          $74,397,997              $152,930,124
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                           $35,899,878           $103,783,067          $74,788,181              $145,782,136
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999

Increase (Decrease) in Net Assets     OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  2,635,392            $ 1,317,654               $ 1,361,861           $  3,905,981
   Net realized gain (loss)                 1,076,877                261,733                   (12,743)               668,776
   Net change in unrealized
      appreciation (depreciation)          (1,231,204)              (744,664)                 (150,401)            (1,374,385)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  2,481,065            $   834,723               $ 1,198,717           $  3,200,372
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  3,317,758            $ 4,412,997               $ 2,752,865           $  6,532,402
   Withdrawals                             (9,835,987)            (4,125,425)               (3,565,687)           (12,356,619)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $ (6,518,229)           $   287,572               $  (812,822)          $ (5,824,217)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $ (4,037,164)           $ 1,122,295               $   385,895           $ (2,623,845)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                   $103,755,097            $50,117,073               $53,708,707           $151,257,470
--------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $ 99,717,933            $51,239,368               $54,094,602           $148,633,625
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets     ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  5,095,243          $  3,100,264         $  4,801,322          $  6,375,114
   Net realized gain                          286,744               521,968            1,210,267             1,448,862
   Net change in unrealized
      appreciation (depreciation)           1,494,649             1,138,587            1,131,581             1,384,902
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  6,876,636          $  4,760,819         $  7,143,170          $  9,208,878
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  5,971,850          $  3,190,175         $  5,270,754          $  5,929,474
   Withdrawals                            (20,427,780)          (14,381,768)         (20,324,717)          (25,613,276)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(14,455,930)         $(11,191,593)        $(15,053,963)         $(19,683,802)
-------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $ (7,579,294)         $ (6,430,774)        $ (7,910,793)         $(10,474,924)
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of year                     $102,355,997          $ 62,685,818         $ 95,162,067          $123,110,204
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $ 94,776,703          $ 56,255,044         $ 87,251,274          $112,635,280
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets     LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 1,831,943           $  5,400,842          $  4,136,832             $  8,388,082
   Net realized gain                           354,545                824,903               956,161                1,791,750
   Net change in unrealized
      appreciation (depreciation)              679,062              1,975,688             1,572,339                2,930,375
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 2,865,550           $  8,201,433          $  6,665,332             $ 13,110,207
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $ 5,706,360           $  8,581,280          $  4,493,837             $  9,214,460
   Withdrawals                              (6,494,266)           (19,031,547)          (16,642,888)             (36,965,507)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                    $  (787,906)          $(10,450,267)         $(12,149,051)            $(27,751,047)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                  $ 2,077,644           $ (2,248,834)         $ (5,483,719)            $(14,640,840)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of year                       $34,432,129           $107,401,087          $ 79,881,716             $167,570,964
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $36,509,773           $105,152,253          $ 74,397,997             $152,930,124
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net Assets     OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  5,723,164            $  2,819,111             $  2,821,503           $  8,239,066
   Net realized gain                        1,571,010               1,175,496                  463,355              2,037,263
   Net change in unrealized
      appreciation (depreciation)           1,436,080                 554,107                  897,702              2,473,102
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  8,730,254            $  4,548,714             $  4,182,560           $ 12,749,431
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  3,763,506            $  2,733,381             $  5,452,717           $  7,893,877
   Withdrawals                            (22,431,429)            (11,134,947)             (10,088,250)           (31,043,370)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(18,667,923)           $ (8,401,566)            $ (4,635,533)          $(23,149,493)
--------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $ (9,937,669)           $ (3,852,852)            $   (452,973)          $(10,400,062)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of year                     $113,692,766            $ 53,969,925             $ 54,161,680           $161,657,532
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $103,755,097            $ 50,117,073             $ 53,708,707           $151,257,470
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       ALABAMA PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------
Net expenses(3)                                0.48%(4)    0.49%       0.50%       0.49%       0.47%       0.44%(4)      0.25%(4)
Net expenses after custodian fee
   reduction                                   0.47%(4)    0.47%       0.49%       0.45%         --          --            --
Net investment income                          5.10%(4)    5.21%       5.47%       5.50%       5.77%       5.37%(4)      5.52%(4)
Portfolio Turnover                               12%         23%         23%         52%         51%         26%           10%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 91,004     $94,777     $102,356    $108,544    $118,486    $117,163    $  83,628
------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(3)                                                                                                              0.35%(4)
Net investment income                                                                                                    5.42%(4)
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                ARKANSAS PORTFOLIO
                                  ------------------------------------------------------------------------------
                                                                               YEAR ENDED
                                                        --------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,
                                  FEBRUARY 28, 1999     --------------------------------------------------------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)
----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------------
Net expenses(2)                                0.46%(3)    0.44%       0.49%       0.48%       0.46%       0.24%(3)
Net expenses after custodian fee
   reduction                                   0.46%(3)    0.43%       0.48%       0.46%         --          --
Net investment income                          5.15%(3)    5.22%       5.40%       5.40%       5.69%       5.60%(3)
Portfolio Turnover                                9%         13%         17%         11%         23%         16%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 55,042     $56,255     $62,686     $74,103     $81,535     $82,917
----------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(2)                                                                                                0.43%(3)
Net investment income                                                                                      5.41%(3)
----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 1, 1994, to August 31, 1994.
(2) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       GEORGIA PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.47%(4)    0.48%       0.49%       0.50%       0.46%       0.44%(4)      0.40%(4)
Expenses after custodian fee
   reduction                                   0.44%(4)    0.47%       0.47%       0.45%         --          --            --
Net investment income                          5.21%(4)    5.29%       5.55%       5.59%       5.73%       5.37%(4)      5.37%(4)
Portfolio Turnover                               18%         19%         13%         21%         48%         45%           35%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 81,669     $87,251     $95,162     $108,974    $122,949    $137,724    $ 119,311
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       KENTUCKY PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.50%(4)    0.49%       0.51%       0.53%       0.49%       0.46%(4)      0.40%(4)
Expenses after custodian fee
   reduction                                   0.48%(4)    0.48%       0.48%       0.50%         --          --            --
Net investment income                          5.28%(4)    5.38%       5.56%       5.49%       5.75%       5.39%(4)      5.40%(4)
Portfolio Turnover                                4%         15%         28%         28%         30%         21%           11%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $108,679     $112,635    $123,110    $133,017    $145,269    $145,210    $ 117,936
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                LOUISIANA PORTFOLIO
                                  --------------------------------------------------------------------------------
                                                                                YEAR ENDED
                                                        ----------------------------------------------------------
                                  SIX MONTHS ENDED                              AUGUST 31,
                                  FEBRUARY 28, 1999     ----------------------------------------------------------
                                  (UNAUDITED)             1998        1997        1996        1995       1994(1)
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------
Net Expenses(2)                                0.42%(3)    0.39%       0.40%       0.30%       0.22%         0.14%(3)
Net expenses after custodian fee
   reduction                                   0.39%(3)    0.34%       0.38%       0.23%         --            --
Net investment income                          5.04%(3)    5.25%       5.85%       5.90%       6.06%         5.86%(3)
Portfolio Turnover                               11%         43%         27%         99%         46%           21%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                 $35,900     $36,510     $34,432     $35,049     $34,309     $  31,423
------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(2)                                                                        0.41%       0.33%         0.33%(3)
Expenses after custodian fee
   reduction                                                                       0.41%         --            --
Net investment income                                                              5.79%       5.95%         5.67%(3)
------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 1, 1994, to August 31, 1994.
(2) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       MARYLAND PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------
Net expenses(3)                                0.51%(4)    0.48%       0.48%       0.51%       0.47%       0.44%(4)      0.36%(4)
Net expenses after custodian fee
   reduction                                   0.48%(4)    0.44%       0.45%       0.48%         --          --            --
Net investment income                          5.09%(4)    5.11%       5.38%       5.50%       5.79%       5.44%(4)      5.41%(4)
Portfolio Turnover                               11%         30%         30%         33%         30%         41%           34%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $103,783     $105,152    $107,401    $110,588    $115,004    $117,856    $  94,213
------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(3)                                                                                                              0.38%(4)
Net investment income                                                                                                    5.39%(4)
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       MISSOURI PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.48%(4)    0.47%       0.47%       0.49%       0.48%       0.45%(4)      0.40%(4)
Expenses after custodian fee
   reduction                                   0.46%(4)    0.45%       0.46%       0.47%         --          --            --
Net investment income                          5.14%(4)    5.31%       5.52%       5.52%       5.76%       5.36%(4)      5.36%(4)
Portfolio Turnover                               11%         11%          5%         36%         24%         28%            6%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                 $74,788     $74,398     $79,882     $85,162     $93,162     $95,167     $  75,273
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                    NORTH CAROLINA PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.51%(4)    0.51%       0.52%       0.52%       0.48%       0.46%(4)      0.43%(4)
Expenses after custodian fee
   reduction                                   0.50%(4)    0.48%       0.50%       0.48%         --          --            --
Net investment income                          5.18%(4)    5.31%       5.53%       5.51%       5.78%       5.40%(4)      5.43%(4)
Portfolio Turnover                                2%         26%         42%         54%         33%         37%           21%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $145,782     $152,930    $167,571    $187,044    $195,179    $199,772    $ 172,534
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                        OREGON PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.53%(4)    0.48%       0.56%       0.50%       0.50%       0.46%(4)      0.43%(4)
Expenses after custodian fee
   reduction                                   0.51%(4)    0.48%       0.55%       0.47%         --          --            --
Net investment income                          5.21%(4)    5.28%       5.46%       5.37%       5.60%       5.26%(4)      5.30%(4)
Portfolio Turnover                               17%          9%         22%         28%         22%         15%           32%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 99,718     $103,755    $113,693    $129,759    $146,391    $153,119    $ 127,497
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             SOUTH CAROLINA PORTFOLIO
                                  ------------------------------------------------------------------------------
                                                                               YEAR ENDED
                                                        --------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,
                                  FEBRUARY 28, 1999     --------------------------------------------------------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)
----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------
Expenses(2)                                    0.45%(3)    0.44%       0.51%       0.53%       0.44%       0.37%(3)
Expenses after custodian fee
   reduction                                   0.43%(3)    0.43%       0.50%       0.51%         --          --
Net investment income                          5.22%(3)    5.37%       5.59%       5.65%       5.81%       5.47%(3)
Portfolio Turnover                                8%         21%          8%         36%         75%         23%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 51,239     $50,117     $53,970     $58,318     $61,412     $62,265
----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 1, 1994, to August 31, 1994.
(2) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                      TENNESSEE PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------
Net Expenses(3)                                0.46%(4)    0.44%       0.43%       0.45%       0.41%       0.36%(4)      0.08%(4)
Net Expenses after custodian fee
   reduction                                   0.45%(4)    0.42%       0.42%       0.43%         --          --            --
Net investment income                          5.11%(4)    5.20%       5.48%       5.52%       5.81%       5.49%(4)      5.60%(4)
Portfolio Turnover                                9%         21%          3%         39%         20%         10%           69%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $ 54,095     $53,709     $54,162     $56,065     $58,673     $56,496     $  39,266
------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(3)                                                                                                              0.31%(4)
Net investment income                                                                                                    5.37%(4)
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                       VIRGINIA PORTFOLIO
                                  --------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                        ----------------------------------------------------------------------
                                  SIX MONTHS ENDED                             AUGUST 31,                           SEPT. 30,
                                  FEBRUARY 28, 1999     --------------------------------------------------------    ----------
                                  (UNAUDITED)             1998        1997        1996        1995      1994(1)      1993(2)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses(3)                                    0.50%(4)    0.52%       0.52%       0.51%       0.48%       0.46%(4)      0.43%(4)
Expenses after custodian fee
   reduction                                   0.48%(4)    0.50%       0.49%       0.48%         --          --            --
Net investment income                          5.23%(4)    5.27%       5.53%       5.55%       5.81%       5.49%(4)      5.49%(4)
Portfolio Turnover                                7%          8%         25%         30%         38%         48%           29%
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $148,634     $151,257    $161,658    $177,644    $191,748    $194,519    $ 174,260
------------------------------------------------------------------------------------------------------------------------------

(1)  For the eleven month period ended August 31, 1994.
(2) For the period from the start of business, February 1, 1993, to September 30, 1993.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Other -- Investment transactions are accounted for on a trade date basis.
 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 K Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 28, 1999, the Portfolios paid advisory fees as follows:

PORTFOLIO                                  AMOUNT     EFFECTIVE RATE*
---------------------------------------------------------------------
Alabama                                   $ 168,550         0.37%
Arkansas                                     82,019         0.30%
Georgia                                     149,732         0.36%
Kentucky                                    214,510         0.39%
Louisiana                                    40,501         0.23%
Maryland                                    196,501         0.38%
Missouri                                    127,050         0.34%
North Carolina                              304,198         0.41%
Oregon                                      191,617         0.38%
South Carolina                               72,129         0.29%
Tennessee                                    78,076         0.29%
Virginia                                    304,704         0.41%

*    Advisory fees paid as a percentage of average daily net assets
     (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 1999, no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 28, 1999, were as follows:

ALABAMA PORTFOLIO
------------------------------------------------------
Purchases                                 $ 10,918,050
Sales                                       11,216,838


ARKANSAS PORTFOLIO
------------------------------------------------------
Purchases                                 $  5,809,450
Sales                                        4,773,320

GEORGIA PORTFOLIO
------------------------------------------------------
Purchases                                 $ 15,274,834
Sales                                       20,979,850

KENTUCKY PORTFOLIO
------------------------------------------------------
Purchases                                 $  4,237,935
Sales                                        6,754,844
LOUISIANA PORTFOLIO
------------------------------------------------------
Purchases                                 $  3,788,142
Sales                                        4,522,393
MARYLAND PORTFOLIO
------------------------------------------------------
Purchases                                 $ 11,749,219
Sales                                       13,729,005

MISSOURI PORTFOLIO
------------------------------------------------------
Purchases                                 $ 10,194,030
Sales                                        8,199,953
NORTH CAROLINA PORTFOLIO
------------------------------------------------------
Purchases                                 $  3,081,194
Sales                                       11,314,421
OREGON PORTFOLIO
------------------------------------------------------
Purchases                                 $ 17,067,035
Sales                                       20,996,909

SOUTH CAROLINA PORTFOLIO
------------------------------------------------------
Purchases                                 $  5,364,330
Sales                                        4,156,283

TENNESSEE PORTFOLIO
------------------------------------------------------
Purchases                                 $  5,455,964
Sales                                        4,735,438

VIRGINIA PORTFOLIO
------------------------------------------------------
Purchases                                 $ 10,982,898
Sales                                       11,015,444

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 28, 1999, as computed on a federal income tax basis, are as follows:

ALABAMA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  85,855,302
-------------------------------------------------------
Gross unrealized appreciation             $   6,988,086
Gross unrealized depreciation                   (84,470)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   6,903,616
-------------------------------------------------------


ARKANSAS PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  52,365,476
-------------------------------------------------------
Gross unrealized appreciation             $   4,047,295
Gross unrealized depreciation                   (34,857)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   4,012,438
-------------------------------------------------------

GEORGIA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  74,051,935
-------------------------------------------------------
Gross unrealized appreciation             $   6,541,609
Gross unrealized depreciation                  (351,274)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   6,190,335
-------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

KENTUCKY PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  98,349,521
-------------------------------------------------------
Gross unrealized appreciation             $   8,463,567
Gross unrealized depreciation                   (29,728)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   8,433,839
-------------------------------------------------------


LOUISIANA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  32,923,087
-------------------------------------------------------
Gross unrealized appreciation             $   2,253,260
Gross unrealized depreciation                  (321,775)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   1,931,485
-------------------------------------------------------

MARYLAND PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  97,548,848
-------------------------------------------------------
Gross unrealized appreciation             $   6,353,624
Gross unrealized depreciation                (1,765,567)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   4,588,057
-------------------------------------------------------

MISSOURI PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  67,193,631
-------------------------------------------------------
Gross unrealized appreciation             $   7,085,729
Gross unrealized depreciation                   (41,130)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   7,044,599
-------------------------------------------------------

NORTH CAROLINA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 129,769,473
-------------------------------------------------------
Gross unrealized appreciation             $  13,860,966
Gross unrealized depreciation                   (38,678)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  13,822,288
-------------------------------------------------------

OREGON PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  92,026,997
-------------------------------------------------------
Gross unrealized appreciation             $   6,716,738
Gross unrealized depreciation                   (72,125)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   6,644,613
-------------------------------------------------------

SOUTH CAROLINA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  46,719,996
-------------------------------------------------------
Gross unrealized appreciation             $   3,915,789
Gross unrealized depreciation                   (48,291)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   3,867,498
-------------------------------------------------------

TENNESSEE PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $  49,054,272
-------------------------------------------------------
Gross unrealized appreciation             $   4,041,248
Gross unrealized depreciation                   (16,122)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   4,025,126
-------------------------------------------------------

VIRGINIA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 134,784,173
-------------------------------------------------------
Gross unrealized appreciation             $  12,811,681
Gross unrealized depreciation                   (52,165)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  12,759,516
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 1999, the Alabama Portfolio and Arkansas Portfolio had balances outstanding pursuant to this line of credit of $25,000 and $511,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 28, 1999.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At February 28, 1999, there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 1999


MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President of the Portfolios and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Alabama and Kentucky Municipals Portfolios

Robert B. MacIntosh
Vice President of the Portfolios and Portfolio Manager of Louisiana and North Carolina
Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio Manager
of Arkansas, Maryland and
Virginia Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of Georgia, Missouri, and Tennessee
Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager
of Oregon Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant